Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
1 / June 2021
Issues
Maturity
Date
Principal
Amount Value
BONDS – 90 .87%
ASSET-BACKED SECURITIES — 23 .00% **
321 Henderson Receivables VI LLC,
Series 2010-1A, Class B
9.31% 07/15/61
1
$ 264,636 $ 310,755
Accredited Mortgage Loan Trust,
Series 2006-1, Class A4
(LIBOR USD 1-Month plus 0.28%)
0.65% 04/25/36
2
1,991,466 1,975,449
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP2, Class A2C
(LIBOR USD 1-Month plus 0.15%)
0.24% 08/25/36
2
216,943 214,332
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP1, Class A2D
(LIBOR USD 1-Month plus 0.38%)
0.47% 03/25/37
2
2,593,903 1,617,340
AIG CLO Ltd.,
Series 2018-1A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
1.84% 04/20/32
1,2,3
15,800,000 15,814,236
Allegro CLO XII Ltd.,
Series 2020-1A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
0.00% 01/21/32
1,2,3
5,400,000 5,405,508
Apidos CLO XXII,
Series 2015-22A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.06%)
1.25% 04/20/31
1,2,3
5,000,000 4,999,235
Asset-Backed Funding Certificates,
Series 2007-NC1, Class A2
(LIBOR USD 1-Month plus 0.30%)
0.39% 05/25/37
1,2
4,406,124 4,249,812
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A1A
(LIBOR USD 1-Month plus 1.25%)
1.34% 06/25/37
2
19,926,583 17,815,338
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2B
(LIBOR USD 1-Month plus 1.00%)
1.09% 06/25/37
2
3,628,007 3,399,651
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE9, Class M1
(LIBOR USD 1-Month plus 0.98%)
1.07% 12/25/34
2
1,377,589 1,359,127
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE1, Class A4
(LIBOR USD 1-Month plus 0.60%)
0.69% 01/25/36
2
3,187,085 3,189,012
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE5, Class A5
(LIBOR USD 1-Month plus 0.24%)
0.33% 07/25/36
2
9,754,000 9,535,947
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Barings CLO Ltd.,
Series 2018-3A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
1.14% 07/20/29
1,2,3
$ 6,850,000 $ 6,847,603
Bayview Commercial Asset Trust,
Series 2004-2, Class A
(LIBOR USD 1-Month plus 0.65%)
0.74% 08/25/34
1,2
620,559 616,195
Bayview Commercial Asset Trust,
Series 2004-3, Class A1
(-1.00 X LIBOR USD 1-Month plus 0.56%)
0.46% 01/25/35
1,2
419,613 413,973
Bayview Commercial Asset Trust,
Series 2005-1A, Class A1
(LIBOR USD 1-Month plus 0.45%)
0.54% 04/25/35
1,2
733,489 715,149
Blackrock Rainier CLO VI Ltd.,
Series 2021-6A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
1.89% 04/20/33
1,2,3
10,000,000 10,013,900
BlueMountain CLO Ltd.,
Series 2013-1A, Class A1R2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.23%)
1.42% 01/20/29
1,2,3
2,686,894 2,688,426
BlueMountain CLO XXX Ltd.,
Series 2020-30A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.39%)
1.57% 01/15/33
1,2,3
11,000,000 11,016,500
BlueMountain Fuji U.S. CLO I Ltd.,
Series 2017-1A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.50%)
1.69% 07/20/29
1,2,3
5,800,000 5,772,195
Brazos Higher Education Authority, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.80%)
0.95% 02/25/30
2
18,293 18,361
Carrington Mortgage Loan Trust,
Series 2005-OPT2, Class M4
(LIBOR USD 1-Month plus 0.98%)
1.07% 05/25/35
2
1,692,065 1,709,669
Carrington Mortgage Loan Trust,
Series 2006-OPT1, Class M1
(LIBOR USD 1-Month plus 0.53%)
0.62% 02/25/36
2
3,036,616 3,021,023
Cedar Funding XII CLO Ltd.,
Series 2020-12A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.27%)
1.45% 10/25/32
1,2,3
8,000,000 8,008,880

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
CIT Education Loan Trust,
Series 2007-1, Class B
(LIBOR USD 3-Month plus 0.30%)
0.45% 06/25/42
1,2
$ 2,035,380 $ 1,870,676
Citigroup Mortgage Loan Trust,
Series 2006-HE3, Class A2C
(LIBOR USD 1-Month plus 0.32%)
0.41% 12/25/36
2
7,313,899 5,957,601
Citigroup Mortgage Loan Trust,
Series 2006-HE3, Class A2D
(LIBOR USD 1-Month plus 0.46%)
0.55% 12/25/36
2
7,816,381 6,446,075
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH2, Class M1
(LIBOR USD 1-Month plus 0.41%)
0.50% 08/25/36
2
4,945,922 4,971,638
Conseco Finance Corp.,
Series 1998-6, Class A8
6.66% 06/01/30
4
95 95
CoreVest American Finance Trust,
Series 2019-1, Class XA (IO)
2.34% 03/15/52
1,4
22,285,405 1,452,157
CoreVest American Finance Trust,
Series 2019-3, Class XA (IO)
2.20% 10/15/52
1,4
6,451,760 455,068
CoreVest American Finance Trust,
Series 2020-1, Class A2
2.30% 03/15/50
1
5,197,000 5,336,786
CoreVest American Finance Trust,
Series 2020-3, Class XA (IO)
3.80% 08/15/53
1,4
21,623,297 3,299,735
CoreVest American Finance Trust,
Series 2020-4, Class XA (IO)
3.87% 12/15/52
1,4
27,081,338 3,860,378
CoreVest American Finance Trust,
Series 2020-4, Class XB (IO)
2.83% 12/15/52
1,4
12,500,000 1,809,266
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB2, Class AF3 (STEP-reset date 08/25/21)
3.11% 12/25/36 748,820 750,286
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A2
(LIBOR USD 1-Month plus 0.11%)
0.20% 11/25/36
2
8,359,921 4,980,977
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF2 (STEP-reset date 08/25/21)
3.26% 01/25/37 2,763,911 1,212,163
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB4, Class A1A
(LIBOR USD 1-Month plus 0.09%)
0.18% 04/25/37
2
2,013,682 1,959,339
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A1
(LIBOR USD 1-Month plus 0.06%)
0.15% 04/25/37
2
1,541,063 1,135,175
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2B (STEP-reset date 08/25/21)
3.74% 02/25/37 $ 5,153,100 $ 4,162,645
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2C (STEP-reset date 08/25/21)
3.74% 02/25/37 1,233,352 996,178
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB3, Class A3 (STEP-reset date 08/25/21)
3.46% 03/25/37 6,078,201 3,104,585
Dryden 30 Senior Loan Fund,
Series 2013-30A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.82%)
0.98% 11/15/28
1,2,3
7,198,713 7,203,371
Eaton Vance CLO Ltd.,
Series 2013-1A, Class A13R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)
1.43% 01/15/34
1,2,3
8,000,000 8,022,000
ECMC Group Student Loan Trust,
Series 2016-1A, Class A
(LIBOR USD 1-Month plus 1.35%)
1.44% 07/26/66
1,2
14,439,880 14,867,502
ECMC Group Student Loan Trust,
Series 2017-2A, Class A
(LIBOR USD 1-Month plus 1.05%)
1.14% 05/25/67
1,2
13,396,083 13,637,280
Edsouth Indenture No. 3 LLC,
Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.73%)
0.82% 04/25/39
1,2
94,057 93,728
Education Loan Asset-Backed Trust I,
Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
0.89% 04/26/32
1,2
3,110,138 3,122,238
Educational Funding of the South, Inc.,
Series 2012-1, Class A
(LIBOR USD 1-Month plus 1.05%)
1.14% 03/25/36
2
56,595 56,942
EFS Volunteer No. 2 LLC,
Series 2012-1, Class A2
(LIBOR USD 1-Month plus 1.35%)
1.44% 03/25/36
1,2
2,239,579 2,286,754
First Franklin Mortgage Loan Trust,
Series 2006-FF11, Class 2A3
(LIBOR USD 1-Month plus 0.30%)
0.39% 08/25/36
2
6,297,096 6,180,268
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2C
(LIBOR USD 1-Month plus 0.32%)
0.41% 10/25/36
2
15,197,182 12,371,690

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
3 / June 2021
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2D
(LIBOR USD 1-Month plus 0.21%)
0.30% 12/25/37
2
$ 954,231 $ 893,632
First Franklin Mortgage Loan Trust,
Series 2006-FF4, Class A3
(LIBOR USD 1-Month plus 0.56%)
0.65% 03/25/36
2
7,927,947 7,743,921
First Franklin Mortgage Loan Trust,
Series 2006-FF9, Class 2A4
(LIBOR USD 1-Month plus 0.50%)
0.59% 06/25/36
2
8,650,000 8,258,144
First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2D
(LIBOR USD 1-Month plus 0.22%)
0.31% 01/25/38
2
4,786,846 3,374,794
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(LIBOR USD 1-Month plus 0.10%)
0.19% 03/25/37
2
626,219 381,731
Global SC Finance II SRL,
Series 2014-1A, Class A2
(Barbados)
3.09% 07/17/29
1,3
783,167 790,570
Goal Capital Funding Trust,
Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
0.60% 08/25/42
2
356,347 334,878
GoldenTree Loan Management U.S. CLO 1 Ltd.,
Series 2021-9A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.50%)
1.62% 01/20/33
1,2,3
4,075,000 4,069,254
GSAMP Trust,
Series 2005-HE5, Class M2
(LIBOR USD 1-Month plus 0.65%)
0.74% 11/25/35
2
253,424 253,666
GSAMP Trust,
Series 2007-FM2, Class A1
(LIBOR USD 1-Month plus 0.14%)
0.23% 01/25/37
2
20,808,859 14,965,153
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2005-D, Class AII4
(LIBOR USD 1-Month plus 0.70%)
0.79% 03/25/36
2
4,370,019 4,295,488
HSI Asset Securitization Corp. Trust,
Series 2005-OPT1, Class M1
(LIBOR USD 1-Month plus 0.63%)
0.72% 11/25/35
2
3,423,615 3,411,934
HSI Asset Securitization Corp. Trust,
Series 2006-HE2, Class 1A
(LIBOR USD 1-Month plus 0.26%)
0.35% 12/25/36
2
29,917,122 15,672,566
HSI Asset Securitization Corp. Trust,
Series 2006-WMC1, Class A1
(LIBOR USD 1-Month plus 0.10%)
0.19% 07/25/36
2
11,599,046 6,731,375
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
HSI Asset Securitization Corp. Trust,
Series 2006-WMC1, Class A2
(LIBOR USD 1-Month plus 0.20%)
0.29% 07/25/36
2
$ 12,837,909 $ 7,526,039
HSI Asset Securitization Corp. Trust,
Series 2006-WMC1, Class A4
(LIBOR USD 1-Month plus 0.50%)
0.59% 07/25/36
2
11,226,150 6,779,767
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A4
6.49% 09/25/28 35,593 36,864
J.G. Wentworth XXXVII LLC,
Series 2016-1A, Class A
3.41% 06/15/67
1
5,984,727 6,484,702
J.G. Wentworth XXXVIII LLC,
Series 2017-1A, Class A
3.99% 08/16/60
1
3,299,383 3,763,290
JPMorgan Mortgage Acquisition Trust,
Series 2006-ACC1, Class M1
(LIBOR USD 1-Month plus 0.27%)
0.36% 05/25/36
2
3,446,259 3,453,748
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH1, Class M2
(LIBOR USD 1-Month plus 0.29%)
0.38% 07/25/36
2
12,400,000 12,357,836
JPMorgan Mortgage Acquisition Trust,
Series 2006-WMC4, Class A4
(LIBOR USD 1-Month plus 0.15%)
0.24% 12/25/36
2
10,244,758 6,696,852
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH1, Class MV3
(LIBOR USD 1-Month plus 0.32%)
0.41% 11/25/36
2
11,403,662 11,419,400
KREF Ltd.,
Series 2018-FL1, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.10%)
1.18% 06/15/36
1,2,3
12,543,205 12,557,445
LCM XXI LP,
Series 21A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.88%)
1.07% 04/20/28
1,2,3
2,276,881 2,275,378
LCM XXIV Ltd.,
Series 24A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.98%)
1.17% 03/20/30
1,2,3
15,000,000 14,989,500
Legacy Mortgage Asset Trust,
Series 2017-RPL1, Class A
(LIBOR USD 1-Month plus 1.75%)
1.84% 01/28/70
1,2
7,581,307 7,529,949
Legacy Mortgage Asset Trust,
Series 2019-GS4, Class A1 (STEP-reset date 07/26/21)
3.44% 05/25/59

11,449,921 11,472,136

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 4
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Lehman Brothers Small Balance Commercial Mortgage
Trust,
Series 2007-2A, Class 1A4
(LIBOR USD 1-Month plus 0.25%)
0.34% 06/25/37
1,2
$ 232,307 $ 231,404
Lehman XS Trust,
Series 2005-4, Class 1A3
(LIBOR USD 1-Month plus 0.80%)
0.89% 10/25/35
2
32,531 32,599
Lehman XS Trust,
Series 2006-17, Class 1A3
(LIBOR USD 1-Month plus 0.50%)
0.59% 08/25/46
2
17,360,778 16,926,961
M360 LLC,
Series 2019-CRE2, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.40%)
1.52% 09/15/34
1,2,3
6,966,562 6,976,584
Magnetite XVIII Ltd.,
Series 2016-18A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
1.24% 11/15/28
1,2,3
2,550,000 2,551,301
MASTR Asset-Backed Securities Trust,
Series 2006-WMC1, Class A3
(LIBOR USD 1-Month plus 0.36%)
0.45% 02/25/36
2
18,434,344 9,169,785
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A4
(LIBOR USD 1-Month plus 0.28%)
0.37% 05/25/37
2
3,150,000 2,829,466
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-4, Class 2A4
(LIBOR USD 1-Month plus 0.25%)
0.34% 07/25/37
2
1,055,172 948,046
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A2C
(LIBOR USD 1-Month plus 0.25%)
0.34% 04/25/37
2
19,801,308 11,322,521
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL6, Class AS
(Cayman Islands)
(LIBOR USD 1-Month plus 1.45%)
1.55% 07/16/36
1,2,3
6,684,000 6,704,895
Mid-State Capital Corp. Trust,
Series 2004-1, Class B
8.90% 08/15/37 35,391 39,912
Morgan Stanley ABS Capital I Trust,
Series 2006-NC2, Class A2D
(LIBOR USD 1-Month plus 0.58%)
0.67% 02/25/36
2
1,898,687 1,873,460
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2006-HE4, Class A3
(LIBOR USD 1-Month plus 0.30%)
0.39% 06/25/36
2
10,765,881 7,114,122
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2006-HE4, Class A4
(LIBOR USD 1-Month plus 0.48%)
0.57% 06/25/36
2
$ 11,484,764 $ 7,712,497
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2007-NC3, Class A2C
(LIBOR USD 1-Month plus 0.19%)
0.28% 05/25/37
2
21,725,274 18,608,143
Morgan Stanley Home Equity Loan Trust,
Series 2006-3, Class A4
(LIBOR USD 1-Month plus 0.52%)
0.61% 04/25/36
2
14,717,526 12,520,195
Nelnet Student Loan Trust,
Series 2006-2, Class B
(LIBOR USD 3-Month plus 0.20%)
0.38% 01/25/38
2
2,851,295 2,501,456
Nelnet Student Loan Trust,
Series 2007-1, Class A3
(LIBOR USD 3-Month plus 0.07%)
0.22% 05/27/25
2
448,911 448,332
Nelnet Student Loan Trust,
Series 2012-5A, Class A
(LIBOR USD 1-Month plus 0.60%)
0.69% 10/27/36
1,2
91,663 91,326
Nelnet Student Loan Trust,
Series 2014-4A, Class A2
(LIBOR USD 1-Month plus 0.95%)
1.04% 11/25/48
1,2
1,865,000 1,913,966
Nelnet Student Loan Trust,
Series 2015-1A, Class A
(LIBOR USD 1-Month plus 0.59%)
0.68% 04/25/46
1,2
1,843,484 1,836,459
Nelnet Student Loan Trust,
Series 2015-3A, Class A3
(LIBOR USD 1-Month plus 0.90%)
0.99% 06/25/54
1,2
11,000,000 10,996,823
New Century Home Equity Loan Trust,
Series 2005-D, Class A2D
(LIBOR USD 1-Month plus 0.66%)
0.75% 02/25/36
2
1,343,508 1,285,986
Oakwood Mortgage Investors, Inc.,
Series 2000-A, Class A5
8.16% 09/15/29
4
10,438,911 4,341,060
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)
1.44% 10/19/32
1,2,3
11,000,000 11,011,220
Option One Mortgage Loan Trust,
Series 2007-4, Class 2A2
(LIBOR USD 1-Month plus 0.18%)
0.27% 04/25/37
2
15,108,894 10,533,060
Option One Mortgage Loan Trust,
Series 2007-5, Class 2A2
(LIBOR USD 1-Month plus 0.17%)
0.26% 05/25/37
2
21,681,258 14,839,126

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
5 / June 2021
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Ownit Mortgage Loan Trust,
Series 2006-2, Class A1
(LIBOR USD 1-Month plus 0.42%)
0.51% 01/25/37
2
$ 6,704,732 $ 6,236,280
Palmer Square CLO Ltd.,
Series 2020-3A, Class A1A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.37%)
1.53% 11/15/31
1,2,3
7,200,000 7,222,543
Palmer Square Loan Funding Ltd.,
Series 2019-4A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
1.08% 10/24/27
1,2,3
2,574,847 2,576,261
Palmer Square Loan Funding Ltd.,
Series 2020-2A, Class A2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.55%)
1.74% 04/20/28
1,2,3
3,785,000 3,787,362
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-1A, Class A2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.75%)
1.95% 01/20/34
1,2,3
5,000,000 5,015,550
Popular ABS Mortgage Pass-Through Trust,
Series 2007-A, Class A3
(LIBOR USD 1-Month plus 0.31%)
0.40% 06/25/47
2
5,152,000 4,822,259
Progress Residential Trust,
Series 2018-SFR3, Class G
5.62% 10/17/35
1
7,727,000 7,795,494
Residential Asset Securities Corp.,
Series 2005-KS9, Class M4
(LIBOR USD 1-Month plus 0.60%)
0.99% 10/25/35
2
2,705,166 2,709,231
Saxon Asset Securities Trust,
Series 2005-4, Class M1
(LIBOR USD 1-Month plus 0.66%)
0.75% 11/25/37
2
2,222,636 2,226,298
Saxon Asset Securities Trust,
Series 2007-2, Class A2C
(LIBOR USD 1-Month plus 0.24%)
0.33% 05/25/47
2
15,418,899 13,430,943
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB1, Class AF4 (STEP-reset date 08/25/21)
3.01% 01/25/36 4,085,289 3,784,805
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR2, Class A2
(LIBOR USD 1-Month plus 0.23%)
0.32% 02/25/37
2
1,161,985 634,479
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR4, Class A2B
(LIBOR USD 1-Month plus 0.20%)
0.29% 05/25/37
2
2,307,294 1,640,583
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC1, Class A2B
(LIBOR USD 1-Month plus 0.15%)
0.24% 12/25/36
2
$ 6,569,488 $ 4,679,060
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
5,6
10,113,275 10,183,198
SLC Student Loan Trust,
Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
0.45% 08/15/31
2
435,922 405,352
SLC Student Loan Trust,
Series 2008-1, Class A4A
(LIBOR USD 3-Month plus 1.60%)
1.72% 12/15/32
2
2,463,048 2,516,497
SLM Student Loan Trust,
Series 2003-12, Class B
(LIBOR USD 3-Month plus 0.59%)
0.71% 03/15/38
2
4,052,045 3,907,006
SLM Student Loan Trust,
Series 2003-4, Class A5D
(LIBOR USD 3-Month plus 0.75%)
0.87% 03/15/33
1,2
1,938,662 1,905,841
SLM Student Loan Trust,
Series 2003-7, Class B
(LIBOR USD 3-Month plus 0.57%)
0.69% 09/15/39
2
2,871,681 2,713,648
SLM Student Loan Trust,
Series 2004-10, Class B
(LIBOR USD 3-Month plus 0.37%)
0.55% 01/25/40
2
8,370,708 7,963,862
SLM Student Loan Trust,
Series 2004-2, Class B
(LIBOR USD 3-Month plus 0.47%)
0.65% 07/25/39
2
499,278 475,940
SLM Student Loan Trust,
Series 2005-3, Class B
(LIBOR USD 3-Month plus 0.15%)
0.33% 04/25/40
2
2,773,479 2,593,305
SLM Student Loan Trust,
Series 2006-8, Class B
(LIBOR USD 3-Month plus 0.23%)
0.41% 01/25/41
2
3,244,967 3,029,157
SLM Student Loan Trust,
Series 2007-2, Class B
(LIBOR USD 3-Month plus 0.17%)
0.35% 07/25/25
2
12,800,000 11,545,112
SLM Student Loan Trust,
Series 2007-3, Class A4
(LIBOR USD 3-Month plus 0.06%)
0.24% 01/25/22
2
156,376 152,026
SLM Student Loan Trust,
Series 2007-3, Class B
(LIBOR USD 3-Month plus 0.15%)
0.33% 01/25/28
2
12,800,000 11,917,700

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 6
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2007-7, Class B
(LIBOR USD 3-Month plus 0.75%)
0.93% 10/27/70
2
$ 2,195,000 $ 1,999,607
SLM Student Loan Trust,
Series 2007-8, Class B
(LIBOR USD 3-Month plus 1.00%)
1.18% 04/27/83
2
4,281,635 4,107,220
SLM Student Loan Trust,
Series 2008-2, Class A3
(LIBOR USD 3-Month plus 0.75%)
0.93% 04/25/23
2
12,200,471 12,052,887
SLM Student Loan Trust,
Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
1.38% 01/25/83
2
1,000,000 950,185
SLM Student Loan Trust,
Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
1.38% 04/26/83
2
710,000 664,435
SLM Student Loan Trust,
Series 2008-4, Class A4
(LIBOR USD 3-Month plus 1.65%)
1.83% 07/25/22
2
1,035,791 1,046,086
SLM Student Loan Trust,
Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
2.03% 04/25/73
2
710,000 708,609
SLM Student Loan Trust,
Series 2008-5, Class A4
(LIBOR USD 3-Month plus 1.70%)
1.88% 07/25/23
2
5,039,188 5,087,574
SLM Student Loan Trust,
Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
2.03% 07/25/73
2
7,315,000 7,243,432
SLM Student Loan Trust,
Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
1.28% 07/25/23
2
8,025,260 8,052,462
SLM Student Loan Trust,
Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
2.03% 07/26/83
2
710,000 699,752
SLM Student Loan Trust,
Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
2.03% 07/26/83
2
820,000 818,921
SLM Student Loan Trust,
Series 2008-8, Class A4
(LIBOR USD 3-Month plus 1.50%)
1.68% 04/25/23
2
1,286,677 1,293,723
SLM Student Loan Trust,
Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
2.43% 10/25/75
2
735,000 739,250
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
1.68% 04/25/23
2
$ 1,783,918 $ 1,796,762
SLM Student Loan Trust,
Series 2008-9, Class B
(LIBOR USD 3-Month plus 2.25%)
2.43% 10/25/83
2
7,235,000 7,305,927
SLM Student Loan Trust,
Series 2009-3, Class A
(LIBOR USD 1-Month plus 0.75%)
0.84% 01/25/45
1,2
7,097,404 7,217,436
SLM Student Loan Trust,
Series 2011-2, Class A2
(LIBOR USD 1-Month plus 1.20%)
1.29% 10/25/34
2
4,035,000 4,102,545
SLM Student Loan Trust,
Series 2012-1, Class A3
(LIBOR USD 1-Month plus 0.95%)
1.04% 09/25/28
2
784,624 777,088
SLM Student Loan Trust,
Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.70%)
0.79% 01/25/29
2
1,159,314 1,141,588
SLM Student Loan Trust,
Series 2012-7, Class A3
(LIBOR USD 1-Month plus 0.65%)
0.74% 05/26/26
2
2,948,153 2,893,440
SLM Student Loan Trust,
Series 2012-7, Class B
(LIBOR USD 1-Month plus 1.80%)
1.89% 09/25/43
2
2,200,000 2,212,524
SLM Student Loan Trust,
Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
0.64% 06/25/43
2
1,032,521 1,026,422
SLM Student Loan Trust,
Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.60%)
0.69% 02/26/29
2
1,031,813 1,008,811
Soundview Home Loan Trust,
Series 2006-WF2, Class M1
(LIBOR USD 1-Month plus 0.33%)
0.42% 12/25/36
2
5,581,034 5,553,172
Soundview Home Loan Trust,
Series 2007-OPT1, Class 2A3
(LIBOR USD 1-Month plus 0.21%)
0.30% 06/25/37
2
22,867,896 18,751,885
Soundview Home Loan Trust,
Series 2007-WMC1, Class 3A3
(LIBOR USD 1-Month plus 0.26%)
0.35% 02/25/37
2
1,062,951 406,979
Structured Asset Investment Loan Trust,
Series 2004-6, Class A3
(LIBOR USD 1-Month plus 0.80%)
0.89% 07/25/34
2
11,484,104 10,730,457

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
7 / June 2021
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-2XS, Class 2A2
(LIBOR USD 1-Month plus 1.50%)
1.59% 02/25/35
2
$ 98,772 $ 100,013
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-4XS, Class 2A1A
(LIBOR USD 1-Month plus 1.75%)
1.84% 03/25/35
2
1,230,966 1,248,689
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61% 01/16/46
1
1,547,084 1,751,279
Structured Receivables Finance LLC,
Series 2010-B, Class B
7.97% 08/15/36
1
1,100,184 1,328,478
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61% 07/01/42
1,2
150,000 138,469
TAL Advantage VII LLC,
Series 2020-1A, Class A
2.05% 09/20/45
1
9,857,375 9,955,847
TCI-Flatiron CLO Ltd.,
Series 2016-1A, Class BR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
1.79% 01/17/32
1,2,3
3,000,000 3,002,400
Textainer Marine Containers VIII Ltd.,
Series 2020-2A, Class A
(Bermuda)
2.10% 09/20/45
1,3
9,065,742 9,149,713
Textainer Marine Containers VIII Ltd.,
Series 2020-3A, Class A
(Bermuda)
2.11% 09/20/45
1,3
8,106,225 8,181,522
TIF Funding II LLC,
Series 2020-1A, Class A
2.09% 08/20/45
1
3,403,125 3,431,571
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A2
(LIBOR USD 1-Month plus 0.11%)
0.20% 01/25/37
2
6,066,648 3,786,789
WaMu Asset-Backed Certificates,
Series 2007-HE2, Class 2A2
(LIBOR USD 1-Month plus 0.22%)
0.31% 02/25/37
2
27,473,697 11,787,887
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2007-1, Class A3
(LIBOR USD 1-Month plus 0.32%)
0.41% 03/25/37
2
4,690,000 4,292,658
Total Asset-Backed Securities
(Cost $887,734,690) 880,625,215
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS — 4 .56% *
Automotive — 0 .01%
Clarios Global LP,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.35% 04/30/26
2
$ 545,193 $ 541,275
Communications — 0 .49%
CenturyLink, Inc.,
Term Loan A, 1st Lien
(LIBOR plus 2.00%)
2.10% 01/31/25
2
925,000 920,375
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.35% 03/15/27
2
1,838,169 1,815,881
Connect Finco SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.50% 12/11/26
2
2,962,500 2,969,921
CSC Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.32% 07/17/25
2
1,044,560 1,032,678
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
2.57% 04/15/27
2
1,044,710 1,037,152
Frontier Communications holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 05/01/28
2
4,488,750 4,499,276
GTT Communications BV,
Term Loan B, 1st Lien
(EURIBOR plus 3.25%)
3.25% 05/31/25
2
1,243,590 1,229,290
GTT Communications, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.90% 05/30/25
2
1,840,513 1,465,122
Level 3 Parent LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.85% 03/01/27
2
2,750,000 2,710,895
Zayo Group Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.00%)
3.10% 03/09/27
2
1,113,487 1,103,137
18,783,727
Consumer Discretionary — 0 .63%
ADMI Corp.,
Term Loan B2, 1st Lien
(LIBOR plus 2.75%)
3.25% 12/23/27
2
1,496,250 1,481,602
Kwor Acquisition, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.10% 06/03/26
2
5,322,843 5,312,889

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 8
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Consumer Discretionary (continued)
Peraton Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 02/01/28
2
$ 4,538,625 $ 4,559,730
Reynolds Group Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.85% 02/06/23
2
300,682 300,352
Sunshine Luxembourg VII SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 10/01/26
2
3,491,250 3,508,479
Triton Water Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.00% 03/31/28
2
5,825,000 5,825,815
Waystar technologies, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.10% 10/22/26
2
2,957,575 2,966,818
23,955,685
Electric — 0 .12%
CommScope, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.35% 04/06/26
2
3,959,734 3,948,073
Homer City Generation LP,
Term Loan B, 1st Lien
(LIBOR plus 11.00%)
15.00% 04/05/23
2,5,6
461,595 334,656
Vistra Operations Co., LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.83% 12/31/25
2
55,852 55,527
1.85% 12/31/25
2
229,382 228,048
4,566,304
Entertainment — 0 .14%
CineWorld Finance U.S., Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50% 02/28/25
2
4,504,695 3,981,272
Crown Finance U.S., Inc.,
Term Loan B1, 1st Lien
7.00% 05/23/24
2
1,029,513 1,301,412
5,282,684
Finance — 0 .23%
DCG Acquisition Corp.,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
4.59% 09/30/26
2
373,116 374,049
Mirion Technologies, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.15% 03/06/26
2
967,576 969,845
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Finance (continued)
Rent-A-Center, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.75% 02/17/28
2
$ 3,960,075 $ 3,969,975
Schweitzer-Mauduit International, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.50% 01/27/28
2
3,625,000 3,588,750
8,902,619
Food — 0 .18%
Hostess Brands LLC,
Term Loan, 1st Lien
(LIBOR plus 2.25%)
3.00% 08/03/25
2
1,034,211 1,031,382
Houston Foods, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
3.85% 07/20/25
2
3,302,039 3,285,529
Shearer's Foods LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.25% 09/23/27
2
2,487,500 2,492,674
6,809,585
Health Care — 0 .77%
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
2.50% 01/15/25
2
175,812 175,629
BCPE Eagle Buyer LLC,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.25% 03/18/24
2
3,845,954 3,855,569
Change Healthcare Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50% 03/01/24
2
458,642 458,668
CPI Holdco LLC,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
3.85% 11/04/26
2
1,092,959 1,095,401
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.84% 08/01/27
2
3,776,756 3,724,448
Endo Luxembourg Finance Co.,
Term Loan B, 1st Lien
(LIBOR plus 5.00%)
5.75% 03/27/28
2
3,042,375 2,944,456
Gentiva Health Services, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.88% 07/02/25
2
3,103,242 3,100,341

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
9 / June 2021
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.09% 11/15/27
2
$ 2,733,624 $ 2,709,199
Horizon Therapeutics USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.50% 03/15/28
2
3,830,400 3,811,248
ICON Luxembourg SARL,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
2.50% 06/16/28
2
1,517,031 1,521,180
Indigo Merger Sub, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
2.50% 06/16/28
2
377,969 379,003
Pathway Vet Alliance LLC,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
3.85% 03/31/27
2
1,142,625 1,141,431
U.S. Renal Care, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 5.00%)
5.13% 06/26/26
2
1,670,250 1,678,952
Valeant Pharmaceuticals International, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.10% 06/02/25
2
2,940,881 2,931,514
29,527,039
Industrials — 0 .79%
Berry Global, Inc.,
Term Loan Z, 1st Lien
(LIBOR plus 1.75%)
1.83% 07/01/26
2
4,807,567 4,776,510
Charter Next Generation, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.50% 12/01/27
2
3,341,625 3,353,638
Liqui-Box Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
5.50% 02/26/27
2
1,732,500 1,665,799
Michaels Cos, Inc. (The),
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.00% 04/15/28
2
3,500,000 3,518,900
Plaze, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.60% 07/30/26
2
1,724,597 1,703,040
(LIBOR plus 3.75%)
4.50% 08/03/26
2
3,482,500 3,492,303
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
PowerTeam Services LLC,
Term Loan
(LIBOR plus 3.50%)
3.50% 03/06/25
2
$ 2,000,000 $ 1,995,630
Proampac PG Borrower LLC,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.50% 11/03/25
2
3,241,875 3,244,712
TransDigm, Inc.,
Term Loan E, 1st Lien
(LIBOR plus 2.25%)
2.35% 05/30/25
2
492,500 486,124
Zep, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.00% 08/12/24
2
5,967,762 5,900,624
30,137,280
Information Technology — 0 .55%
AppLovin Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.34% 08/15/25
2
3,785,587 3,785,057
Ciox Health,
Term Loan, 1st Lien
(LIBOR plus 5.00%)
6.00% 12/16/25
2
947,625 951,008
EagleView Technology Co.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.64% 08/14/25
2
5,198,342 5,141,732
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.75% 10/01/27
2
2,254,336 2,265,607
Helios Software Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
3.93% 03/11/28
2
1,657,143 1,659,993
IQVIA, Inc.,
Term Loan B1, 1st Lien
(LIBOR plus 1.75%)
1.85% 03/07/24
2
675,505 672,634
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.90% 06/11/25
2
973,693 969,083
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.75% 03/04/28
2
4,768,050 4,781,472
SS&C Technologies, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.85% 04/16/25

382,773 378,836

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 10
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Term Loan B4, 1st Lien
(LIBOR plus 1.75%)
1.85% 04/16/25
2
$ 290,817 $ 287,826
20,893,248
Insurance — 0 .03%
Acrisure LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.60% 02/15/27
2
1,144,207 1,133,600
Materials — 0 .07%
Herens U.S. Holdco Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.75% 04/30/28
2
2,850,000 2,857,125
Real Estate Investment Trust (REIT) — 0 .14%
Aveanna Healthcare LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.00% 06/30/28
2
3,042,453 3,027,241
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.86% 04/11/25
2
2,216,450 2,200,292
VICI Properties 1 LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.84% 12/20/24
2
250,000 248,253
5,475,786
Retail — 0 .32%
AmWINS Group, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.00% 02/19/28
2
7,213,750 7,176,924
Aveanna Healthcare LLC,
Delayed-Draw Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.00% 06/30/28
2
707,547 704,009
BC ULC,
Term Loan B, 1st Lien (Canada)
(LIBOR plus 1.75%)
1.85% 11/19/26
2,3
708,507 699,984
BW Gas & Convenience Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.00% 03/17/28
2
3,600,000 3,604,500
12,185,417
Services — 0 .09%
Amentum Government Services Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.60% 01/31/27
2
2,992,443 2,992,818
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services (continued)
GFL Environmental, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.50% 05/30/25
2
$ 598,803 $ 599,842
3,592,660
Total Bank Loans
(Cost $173,489,184) 174,644,034
CORPORATES — 23 .80% *
Banking — 3 .12%
Banco Nacional de Comercio Exterior SNC/Cayman Islands
(Mexico)
3.80% 08/11/26
1,3,4
2,000,000 2,009,355
Bank of America Corp.
(MTN)
2.09% 06/14/29
4
7,505,000 7,568,148
3.09% 10/01/25
4
8,295,000 8,841,484
Bank of America Corp.,
Series N
1.66% 03/11/27
4
7,430,000 7,488,003
Comerica, Inc.
5.63% 10/01/69
4
2,145,000 2,380,950
Credit Suisse Group AG
(Switzerland)
1.31% 02/02/27
1,3,4
2,760,000 2,706,231
2.19% 06/05/26
1,3,4
6,144,000 6,292,533
2.59% 09/11/25
1,3,4
1,795,000 1,867,616
3.09% 05/14/32
1,3,4
3,560,000 3,672,452
3.75% 03/26/25
3
2,595,000 2,816,762
4.55% 04/17/26
3
940,000 1,065,233
Global Bank Corp.
(Panama)
5.25% 04/16/29
1,3,4
600,000 632,046
Global Bank Corp.,
Series REGS
(Panama)
5.25% 04/16/29
3,4
1,000,000 1,053,410
HSBC Holdings PLC
(United Kingdom)
0.98% 05/24/25
3,4
3,620,000 3,619,038
1.59% 05/24/27
3,4
2,575,000 2,581,901
1.75% 07/24/27
3,4
1,425,000 1,992,110
2.01% 09/22/28
3,4
8,130,000 8,162,544
4.29% 09/12/26
3,4
2,100,000 2,340,998
JPMorgan Chase & Co.
2.01% 03/13/26
4
5,000,000 5,164,729
Lloyds Banking Group PLC
(United Kingdom)
1.63% 05/11/27
3,4
2,000,000 2,003,108
3.87% 07/09/25
3,4
8,725,000 9,456,365
Macquarie Group Ltd.
(Australia)
1.63% 09/23/27
1,3,4
5,680,000 5,656,163

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
11 / June 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
3,4
$ 2,500,000 $ 2,714,525
Santander UK Group Holdings PLC
(United Kingdom)
1.09% 03/15/25
3,4
7,075,000 7,103,726
1.67% 06/14/27
3,4
1,475,000 1,472,722
3.37% 01/05/24
3,4
3,000,000 3,124,206
4.80% 11/15/24
3,4
2,915,000 3,188,599
Santander UK PLC
(United Kingdom)
5.00% 11/07/23
1,3
3,415,000 3,726,380
Wells Fargo & Co.
(MTN)
2.16% 02/11/26
4
680,000 706,211
2.39% 06/02/28
4
3,665,000 3,803,481
2.88% 10/30/30
4
3,848,000 4,077,686
119,288,715
Communications — 3 .70%
AT&T, Inc.
2.55% 12/01/33
1
5,346,000 5,306,852
3.55% 09/15/55
1
511,000 514,238
3.80% 12/01/57
1
10,051,000 10,557,043
4.30% 12/15/42 2,300,000 2,617,564
4.50% 05/15/35 2,150,000 2,525,659
4.75% 05/15/46 1,875,000 2,281,233
5.25% 03/01/37 6,985,000 8,823,958
C&W Senior Financing DAC
(Ireland)
6.88% 09/15/27
1,3
1,200,000 1,279,920
Cable One, Inc.
4.00% 11/15/30
1
450,000 451,688
Charter Communications Operating LLC/Charter
Communications Operating Capital
5.38% 05/01/47 3,050,000 3,745,644
5.75% 04/01/48 827,000 1,060,065
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38% 08/15/26
1
5,011,000 3,253,474
6.63% 08/15/27
1
6,465,000 3,181,605
Intelsat Jackson Holdings SA
(Luxembourg)
8.50% 10/15/24
1,3,7,8
7,892,000 4,745,065
9.75% 07/15/25
1,3,7,8
6,820,000 3,985,581
Lumen Technologies, Inc.
5.38% 06/15/29
1
5,750,000 5,843,437
Scripps Escrow II, Inc.
5.38% 01/15/31
1
5,342,000 5,331,823
SES GLOBAL Americas Holdings GP
5.30% 03/25/44
1
8,494,000 9,959,946
Sinclair Television Group, Inc.
4.13% 12/01/30
1
5,883,000 5,787,401
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
3.36% 09/20/21
1
1,066,875 1,068,796
4.74% 03/20/25
1
10,640,625 11,443,992
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
5.15% 03/20/28
1
$ 4,400,000 $ 5,070,340
Tencent Holdings Ltd.
(Cayman Islands)
3.84% 04/22/51
1,3
3,585,000 3,878,084
Time Warner Cable LLC
5.50% 09/01/41 2,972,000 3,688,983
T-Mobile USA, Inc.
2.25% 02/15/26
1
5,557,000 5,611,381
2.55% 02/15/31 115,000 116,610
2.63% 04/15/26 1,734,000 1,775,178
3.75% 04/15/27 1,000,000 1,105,894
4.38% 04/15/40 4,000,000 4,701,700
Verizon Communications, Inc.
2.10% 03/22/28 1,770,000 1,808,221
2.55% 03/21/31 5,315,000 5,441,758
Virgin Media Secured Finance PLC
(United Kingdom)
4.50% 08/15/30
1,3
1,200,000 1,211,253
5.50% 05/15/29
1,3
3,379,000 3,636,649
Vmed O2 UK Financing I PLC
(United Kingdom)
4.25% 01/31/31
1,3
1,875,000 1,844,574
Vodafone Group PLC
(United Kingdom)
4.25% 09/17/50
3
50,000 58,303
4.88% 06/19/49
3
1,328,000 1,678,090
5.25% 05/30/48
3
4,682,000 6,180,550
141,572,552
Consumer Discretionary — 0 .86%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide, Inc.
4.90% 02/01/46 3,921,000 4,971,700
Anheuser-Busch InBev Worldwide, Inc.
4.50% 06/01/50 3,196,000 3,901,005
Bacardi Ltd.
(Bermuda)
5.15% 05/15/38
1,3
1,500,000 1,860,598
BAT Capital Corp.
2.73% 03/25/31 915,000 901,911
4.54% 08/15/47 500,000 532,699
4.70% 04/02/27 1,390,000 1,572,828
Imperial Brands Finance PLC
(United Kingdom)
3.13% 07/26/24
1,3
1,500,000 1,579,537
3.50% 07/26/26
1,3
2,520,000 2,707,614
Reynolds American, Inc.
5.85% 08/15/45 12,245,000 15,031,610
33,059,502
Electric — 1 .21%
Alabama Power Capital Trust V
3.30% 10/01/42
4
1,300,000 1,293,500
Cleco Power LLC
6.00% 12/01/40 1,380,000 1,867,550

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 12
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
Consolidated Edison Co. of New York, Inc.
4.45% 03/15/44 $ 1,000,000 $ 1,206,247
Dominion Energy, Inc.
5.75% 10/01/54
4
2,515,000 2,752,716
Duke Energy Carolinas LLC
3.70% 12/01/47 1,810,000 2,043,941
Duquesne Light Holdings, Inc.
5.90% 12/01/21
1
2,700,000 2,760,070
Eskom Holdings SOC Ltd.,
Series REGS
(South Africa)
7.13% 02/11/25
3
800,000 847,732
FirstEnergy Corp.,
Series C
3.40% 03/01/50 6,898,000 6,779,514
FirstEnergy Transmission LLC
2.87% 09/15/28
1
5,378,000 5,577,727
Metropolitan Edison Co.
4.00% 04/15/25
1
2,625,000 2,787,314
Mong Duong Finance Holdings BV,
Series REGS
(Netherlands)
5.13% 05/07/29
3
900,000 904,500
NextEra Energy Capital Holdings, Inc.
(LIBOR USD 3-Month plus 0.27%)
0.42% 02/22/23
2
6,335,000 6,336,907
Public Service Co. of New Mexico
3.85% 08/01/25 5,565,000 6,038,220
5.35% 10/01/21 45,000 45,172
Southwestern Electric Power Co.
3.55% 02/15/22 2,625,000 2,656,226
Southwestern Electric Power Co.,
Series M
4.10% 09/15/28 2,190,000 2,500,366
46,397,702
Energy — 2 .86%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25% 04/01/28
1
1,700,000 1,778,897
Enbridge Energy Partners LP
5.88% 10/15/25 2,190,000 2,589,242
Energy Transfer LP
4.95% 06/15/28 2,000,000 2,315,266
5.00% 05/15/50 1,077,000 1,245,670
5.15% 03/15/45 2,826,000 3,265,813
5.40% 10/01/47 4,716,000 5,592,170
5.50% 06/01/27 1,448,000 1,699,719
6.13% 12/15/45 500,000 638,013
Energy Transfer LP,
Series B
6.63% 02/15/70
4
7,161,000 7,035,682
Exxon Mobil Corp.
4.11% 03/01/46 2,000,000 2,367,081
4.33% 03/19/50 3,280,000 4,077,911
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
Galaxy Pipeline Assets Bidco Ltd.
(United Kingdom)
2.16% 03/31/34
1,3
$ 2,000,000 $ 1,968,618
Hess Corp.
4.30% 04/01/27 2,265,000 2,521,421
KazMunayGas National Co. JSC,
Series REGS
(Kazakhstan)
3.50% 04/14/33
3
2,421,000 2,517,356
5.75% 04/19/47
3
1,659,000 2,077,781
KazTransGas JSC,
Series REGS
(Kazakhstan)
4.38% 09/26/27
3
650,000 722,534
Kinder Morgan Energy Partners LP
5.00% 08/15/42 1,090,000 1,310,054
5.80% 03/15/35 210,000 270,669
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50% 02/01/26
1
1,672,000 1,757,941
Pertamina Persero PT
(Indonesia)
3.10% 08/27/30
1,3
4,579,000 4,717,736
Petroleos Mexicanos
(Mexico)
1.70% 12/20/22
3
22,500 22,792
5.95% 01/28/31
3
920,000 894,930
6.63% 06/15/35
3
6,120,000 5,918,040
6.75% 09/21/47
3
3,815,000 3,381,082
6.95% 01/28/60
3
1,595,000 1,415,562
7.69% 01/23/50
3
743,000 716,066
Petronas Capital Ltd.
(Malaysia)
3.50% 04/21/30
1,3
3,405,000 3,740,018
Petronas Capital Ltd.
(Morocco)
2.48% 01/28/32
1,3
2,050,000 2,058,610
Plains All American Pipeline LP/PAA Finance Corp.
3.80% 09/15/30 2,000,000 2,142,896
4.50% 12/15/26 4,450,000 5,003,487
Rockies Express Pipeline LLC
4.80% 05/15/30
1
2,000,000 2,010,000
4.95% 07/15/29
1
1,000,000 1,033,738
6.88% 04/15/40
1
3,175,000 3,381,375
Ruby Pipeline LLC
8.00% 04/01/22
1,5,6
3,943,939 3,588,985
Saudi Arabian Oil Co.,
Series REGS
(Saudi Arabia)
1.63% 11/24/25
3
1,100,000 1,111,440
Southern Co. Gas Capital Corp.
3.25% 06/15/26 2,935,000 3,185,284
Southern Gas Corridor CJSC,
Series REGS
(Azerbaijan)
6.88% 03/24/26
3
2,776,000 3,310,102

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
13 / June 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
Sunoco LP/Sunoco Finance Corp.
4.50% 05/15/29
1
$ 3,822,000 $ 3,888,885
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 2,907,000 2,965,140
Transocean Pontus Ltd.
(Cayman Islands)
6.13% 08/01/25
1,3
1,176,675 1,191,989
Transocean Poseidon Ltd.
(Cayman Islands)
6.88% 02/01/27
1,3
4,148,000 4,174,755
Transocean Proteus Ltd.
(Cayman Islands)
6.25% 12/01/24
1,3
1,986,050 2,011,471
USA Compression Partners LP/USA Compression Finance
Corp.
6.88% 09/01/27 1,777,000 1,901,888
109,518,109
Finance — 3 .55%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.65% 07/21/27
3
1,225,000 1,309,435
3.88% 01/23/28
3
1,090,000 1,170,778
3.95% 02/01/22
3
1,500,000 1,525,460
4.45% 12/16/21
3
1,750,000 1,776,764
Air Lease Corp.
2.25% 01/15/23 2,000,000 2,054,018
3.50% 01/15/22 2,000,000 2,033,280
3.88% 07/03/23 2,862,000 3,037,972
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.88% 02/15/25
1,3
4,555,000 4,694,563
3.95% 07/01/24
1,3
1,035,000 1,104,145
5.13% 10/01/23
1,3
2,603,000 2,815,126
Citigroup, Inc.
1.46% 06/09/27
4
5,610,000 5,587,479
4.41% 03/31/31
4
6,526,000 7,627,720
Daimler Finance North America LLC
(LIBOR USD 3-Month plus 0.90%)
1.06% 02/15/22
1,2
4,095,000 4,117,254
Ford Motor Credit Co. LLC
2.98% 08/03/22 3,015,000 3,064,356
3.22% 01/09/22 3,700,000 3,744,215
3.34% 03/28/22 7,735,000 7,856,628
(LIBOR USD 3-Month plus 0.88%)
1.07% 10/12/21
2
3,000,000 2,996,323
(LIBOR USD 3-Month plus 1.08%)
1.26% 08/03/22
2
2,555,000 2,545,419
GE Capital International Funding Co.
(Ireland)
4.42% 11/15/35
3
8,872,000 10,599,378
General Motors Financial Co., Inc.
3.15% 06/30/22 500,000 512,565
3.45% 04/10/22 675,000 687,476
4.20% 11/06/21 2,950,000 2,989,514
4.38% 09/25/21 11,995,000 12,107,223
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Goldman Sachs Group, Inc. (The)
1.54% 09/10/27
4
$ 2,520,000 $ 2,513,150
3.27% 09/29/25
4
12,035,000 12,862,566
JPMorgan Chase & Co.
0.97% 06/23/25
4
10,290,000 10,304,562
1.58% 04/22/27
4
5,450,000 5,481,051
2.08% 04/22/26
4
1,720,000 1,779,997
Morgan Stanley
1.59% 05/04/27
4
5,470,000 5,509,214
Nationwide Building Society
(United Kingdom)
3.62% 04/26/23
1,3,4
5,000,000 5,127,708
3.77% 03/08/24
1,3,4
2,570,000 2,699,956
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
1,3
455,000 478,379
5.50% 02/15/24
1,3
3,080,000 3,387,678
136,101,352
Food — 0 .47%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
5.50% 01/15/30
1,3
1,005,000 1,125,299
Kraft Heinz Foods Co.
3.88% 05/15/27 4,795,000 5,275,056
4.88% 10/01/49 424,000 514,371
Post Holdings, Inc.
4.50% 09/15/31
1
3,000,000 2,997,669
4.63% 04/15/30
1
1,629,000 1,658,452
5.63% 01/15/28
1
964,000 1,020,635
Smithfield Foods, Inc.
5.20% 04/01/29
1
4,690,000 5,464,697
18,056,179
Health Care — 3 .19%
AbbVie, Inc.
4.05% 11/21/39 1,550,000 1,801,412
4.40% 11/06/42 5,190,000 6,312,230
4.45% 05/14/46 2,350,000 2,850,118
Bausch Health Cos., Inc.
(Canada)
4.88% 06/01/28
1,3
4,878,000 4,998,731
Bayer U.S. Finance II LLC
4.25% 12/15/25
1
2,005,000 2,236,152
4.38% 12/15/28
1
8,135,000 9,329,068
4.63% 06/25/38
1
2,775,000 3,307,740
4.88% 06/25/48
1
4,415,000 5,553,495
5.50% 08/15/25
1
2,000,000 2,292,386
Becton Dickinson and Co.
6.70% 08/01/28 2,930,000 3,575,676
Centene Corp.
2.45% 07/15/28 10,858,000 11,007,292
5.38% 08/15/26
1
90,000 94,176
Cigna Corp.
3.88% 10/15/47 4,825,000 5,415,371

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 14
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
4.13% 11/15/25 $ 2,380,000 $ 2,668,635
CommonSpirit Health
2.78% 10/01/30 3,680,000 3,842,591
CVS Health Corp.
5.05% 03/25/48 5,417,000 7,050,130
5.13% 07/20/45 755,000 983,606
Endo Luxembourg Finance Co. I Sarl/Endo U.S., Inc.
(Luxembourg)
6.13% 04/01/29
1,3
2,948,000 2,892,633
Fresenius Medical Care U.S. Finance II, Inc.
5.88% 01/31/22
1
3,055,000 3,148,888
HCA, Inc.
4.13% 06/15/29 2,400,000 2,707,345
5.00% 03/15/24 5,533,000 6,117,880
5.25% 04/15/25 2,477,000 2,836,135
5.25% 06/15/49 4,670,000 5,964,212
7.05% 12/01/27 905,000 1,097,699
HCA, Inc.
(MTN)
7.58% 09/15/25 3,175,000 3,846,698
ModivCare, Inc.
5.88% 11/15/25
1
990,000 1,061,859
Molina Healthcare, Inc.
3.88% 11/15/30
1
3,128,000 3,260,356
4.38% 06/15/28
1
2,500,000 2,616,409
5.38% 11/15/22 2,317,000 2,431,390
Organon & Co/Organon Foreign Debt Co.-Issuer BV
5.13% 04/30/31
1
2,509,000 2,587,908
Prime Healthcare Services, Inc.
7.25% 11/01/25
1
7,712,000 8,343,150
122,231,371
Industrials — 0 .78%
Amcor Finance USA, Inc.
3.63% 04/28/26 2,125,000 2,333,095
Berry Global, Inc.
1.57% 01/15/26
1
1,740,000 1,742,948
4.88% 07/15/26
1
1,195,000 1,265,995
Boeing Co. (The)
1.43% 02/04/24 8,790,000 8,813,729
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.48%)
0.64% 08/15/36
2
10,370,000 8,478,936
General Electric Co.,
Series A (MTN)
6.75% 03/15/32 2,130,000 2,954,684
Heathrow Funding Ltd.
(United Kingdom)
4.88% 07/15/21
1,3
700,000 701,025
PowerTeam Services LLC
9.03% 12/04/25
1
1,730,000 1,905,148
Titan Acquisition Ltd./Titan Co-Borrower LLC
(Canada)
7.75% 04/15/26
1,3
1,670,000 1,738,888
29,934,448
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Information Technology — 0 .36%
NCR Corp.
5.13% 04/15/29
1
$ 3,437,000 $ 3,548,334
NXP BV/NXP Funding LLC
(Netherlands)
4.63% 06/01/23
1,3
795,000 854,513
Oracle Corp.
2.88% 03/25/31 3,365,000 3,504,943
3.95% 03/25/51 5,365,000 5,865,576
13,773,366
Insurance — 0 .78%
Acrisure LLC/Acrisure Finance, Inc.
4.25% 02/15/29
1
4,660,000 4,606,208
Athene Global Funding
(SOFR Rate plus 0.70%)
0.74% 05/24/24
1,2
5,580,000 5,630,299
Farmers Exchange Capital
7.20% 07/15/48
1
150,000 214,811
Farmers Exchange Capital II
6.15% 11/01/53
1,4
2,500,000 3,245,566
Farmers Insurance Exchange
4.75% 11/01/57
1,4
3,800,000 4,336,959
8.63% 05/01/24
1
942,000 1,129,741
Nationwide Mutual Insurance Co.
2.41% 12/15/24
1,4
3,825,000 3,828,209
Teachers Insurance & Annuity Association of America
3.30% 05/15/50
1
2,645,000 2,734,800
4.27% 05/15/47
1
480,000 575,932
4.38% 09/15/54
1,4
3,425,000 3,625,436
29,927,961
Materials — 0 .43%
Clearwater Paper Corp.
4.75% 08/15/28
1
3,971,000 3,984,712
Corp. Nacional del Cobre de Chile,
Series REGS
(Chile)
3.15% 01/14/30
3
5,100,000 5,376,917
4.50% 09/16/25
3
245,000 276,643
Indonesia Asahan Aluminium Persero PT
(Indonesia)
6.53% 11/15/28
1,3
5,508,000 6,775,639
16,413,911
Real Estate Investment Trust (REIT) — 1 .62%
American Campus Communities Operating Partnership LP
3.63% 11/15/27 2,246,000 2,449,932
3.75% 04/15/23 2,925,000 3,067,398
4.13% 07/01/24 1,475,000 1,606,214
CyrusOne LP/CyrusOne Finance Corp.
2.90% 11/15/24 4,185,000 4,424,717
3.45% 11/15/29 11,930,000 12,723,249
GLP Capital LP/GLP Financing II, Inc.
5.25% 06/01/25 535,000 602,945
5.30% 01/15/29 2,280,000 2,670,222
5.38% 04/15/26 3,855,000 4,446,897
5.75% 06/01/28 6,241,000 7,434,582

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
15 / June 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Healthcare Realty Trust, Inc.
3.88% 05/01/25 $ 2,190,000 $ 2,384,500
Hudson Pacific Properties LP
3.95% 11/01/27 2,500,000 2,742,813
Lexington Realty Trust
2.70% 09/15/30 2,000,000 2,036,057
Piedmont Operating Partnership LP
3.40% 06/01/23 4,520,000 4,696,967
Post Apartment Homes LP
3.38% 12/01/22 90,000 93,053
SL Green Operating Partnership LP
(LIBOR USD 3-Month plus 0.98%)
1.14% 08/16/21
2
1,500,000 1,500,361
SL Green Realty Corp.
4.50% 12/01/22 3,000,000 3,124,954
Ventas Realty LP
3.00% 01/15/30 1,705,000 1,784,441
3.25% 10/15/26 2,875,000 3,120,930
3.75% 05/01/24 875,000 939,534
61,849,766
Retail — 0 .12%
Alimentation Couche-Tard, Inc.
(Canada)
3.55% 07/26/27
1,3
1,935,000 2,126,243
Magic Mergeco, Inc.
7.88% 05/01/29
1
2,275,000 2,348,937
4,475,180
Services — 0 .64%
Adtalem Global Education, Inc.
5.50% 03/01/28
1
2,350,000 2,393,886
DP World Crescent Ltd.
(Cayman Islands)
4.85% 09/26/28
1,3
4,036,000 4,651,490
GFL Environmental, Inc.
(Canada)
4.75% 06/15/29
1,3
784,000 815,129
IHS Markit Ltd.
(Bermuda)
4.00% 03/01/26
1,3
1,516,000 1,685,564
4.75% 02/15/25
1,3
11,600,000 13,015,200
4.75% 08/01/28
3
1,750,000 2,069,725
24,630,994
Transportation — 0 .11%
American Airlines Pass-Through Trust,
Series 2015-2, Class AA
3.60% 09/22/27 2,164,347 2,244,666
Continental Airlines Pass-Through Trust,
Series 2007-1, Class A
5.98% 04/19/22 1,166,376 1,193,065
U.S. Airways Pass-Through Trust,
Series 2010-1, Class A
6.25% 04/22/23 602,494 619,399
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Transportation (continued)
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 $ 60,819 $ 63,556
4,120,686
Total Corporates
(Cost $870,006,048) 911,351,794
FOREIGN GOVERNMENT OBLIGATIONS — 2 .89%
Foreign Government Obligations — 2 .89%
Abu Dhabi Government International Bond,
Series REGS
(United Arab Emirates)
2.50% 09/30/29
3
3,798,000 3,974,398
Brazilian Government International Bond
(Brazil)
2.88% 06/06/25
3
1,500,000 1,542,750
3.88% 06/12/30
3
5,010,000 5,071,122
Chile Government International Bond
(Chile)
2.45% 01/31/31
3
1,700,000 1,736,720
2.55% 01/27/32
3
2,960,000 3,028,605
Colombia Government International Bond
(Colombia)
3.00% 01/30/30
3
7,573,000 7,433,013
3.13% 04/15/31
3
405,000 396,819
4.50% 01/28/26
3
2,450,000 2,680,122
Dominican Republic International Bond
(Dominican Republic)
4.50% 01/30/30
1,3
3,700,000 3,783,990
Dominican Republic International Bond,
Series REGS
(Dominican Republic)
4.88% 09/23/32
3
2,580,000 2,675,460
Egypt Government International Bond
(Egypt)
7.60% 03/01/29
1,3
700,000 770,945
Egypt Government International Bond,
Series REGS
(Egypt)
5.25% 10/06/25
3
1,200,000 1,267,980
Fondo MIVIVIENDA SA,
Series REGS
(Peru)
3.50% 01/31/23
3
650,000 672,555
Indonesia Government International Bond
(Indonesia)
2.85% 02/14/30
3
3,100,000 3,221,835
Mexico Government International Bond
(Mexico)
2.66% 05/24/31
3
11,693,000 11,450,253
3.75% 01/11/28
3
1,225,000 1,341,253
4.75% 04/27/32
3
3,000,000 3,443,325
Panama Government International Bond
(Panama)
2.25% 09/29/32

3,000,000 2,885,700

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 16
Issues
Maturity
Date
Principal
Amount Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
3.16% 01/23/30
3
$ 6,131,000 $ 6,445,275
Paraguay Government International Bond
(Paraguay)
2.74% 01/29/33
1,3
2,626,000 2,566,915
Peruvian Government International Bond
(Peru)
2.84% 06/20/30
3
3,525,000 3,640,267
Philippine Government International Bond
(Philippines)
1.65% 06/10/31
3
741,000 716,741
1.95% 01/06/32
3
930,000 917,352
2.46% 05/05/30
3
1,134,000 1,181,619
Qatar Government International Bond,
Series REGS
(Qatar)
3.75% 04/16/30
3
2,640,000 2,992,770
4.50% 04/23/28
3
6,373,000 7,542,445
4.63% 06/02/46
3
353,000 440,458
Republic of South Africa Government International Bond
(South Africa)
4.30% 10/12/28
3
2,107,000 2,181,893
4.85% 09/30/29
3
4,655,000 4,953,095
Romanian Government International Bond,
Series REGS
(Romania)
3.00% 02/14/31
3
3,500,000 3,636,229
Saudi Government International Bond
(Saudi Arabia)
3.75% 01/21/55
1,3
373,000 395,380
Saudi Government International Bond,
Series REGS (EMTN)
(Saudi Arabia)
3.25% 10/26/26
3
1,900,000 2,073,839
3.25% 10/22/30
3
3,700,000 3,993,410
3.63% 03/04/28
3
3,300,000 3,653,034
4.50% 10/26/46
3
338,000 397,327
Turkey Government International Bond
(Turkey)
5.13% 03/25/22
3
2,250,000 2,300,625
Uruguay Government International Bond
(Uruguay)
4.38% 01/23/31
3
2,788,717 3,256,427
Total Foreign Government Obligations
(Cost $109,971,111) 110,661,946
MORTGAGE-BACKED — 35 .30% **
Non-Agency Commercial Mortgage-Backed — 7 .45%
1345 Avenue of the Americas & Park Avenue Plaza Trust,
Series 2005-1, Class A3
5.28% 08/10/35
1
16,127,372 17,031,056
ACRES Commercial Realty Corp.,
Series 2020-RSO9, Class AS
(Cayman Islands)
(LIBOR USD 1-Month plus 3.50%)
3.62% 04/17/37
1,2,3
9,732,210 9,942,661
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
ACRES Commercial Realty Corp.,
Series 2020-RSO9, Class B
(Cayman Islands)
(LIBOR USD 1-Month plus 3.90%)
4.02% 04/17/37
1,2,3
$ 7,739,527 $ 7,922,975
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2018-PARK, Class A
4.23% 08/10/38
1,4
7,985,000 9,163,702
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2020-BOC, Class A
2.63% 01/15/32
1
5,000,000 5,220,294
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2020-BOC, Class X (IO)
0.57% 01/15/32
1,4
98,610,000 2,290,735
BFLD Trust,
Series 2021-FPM, Class A
(LIBOR USD 1-Month plus 1.60%)
1.70% 06/15/38
1,2
7,182,000 7,203,257
BX Trust,
Series 2019-OC11, Class A
3.20% 12/09/41
1
7,060,000 7,625,176
BX Trust,
Series 2021-LBA, Class EJV
(LIBOR USD 1-Month plus 2.00%)
2.07% 02/15/36
1,2
10,000,000 10,029,440
CALI Mortgage Trust,
Series 2019-101C, Class A
3.96% 03/10/39
1
10,760,000 12,304,925
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class G
(LIBOR USD 1-Month plus 3.25%)
3.32% 12/15/37
1,2
8,503,000 8,550,846
CD Mortgage Trust,
Series 2016-CD1, Class XA (IO)
1.53% 08/10/49
4
64,662,059 3,696,090
Century Plaza Towers,
Series 2019-CPT, Class A
2.87% 11/13/39
1
6,125,000 6,540,085
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class XA (IO)
1.90% 09/10/45
1,4
35,627,625 496,478
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XA (IO)
1.48% 02/10/48
4
66,611,186 2,680,597
Commercial Mortgage Trust,
Series 2012-CR4, Class XA (IO)
1.84% 10/15/45
4
42,224,790 746,311
Commercial Mortgage Trust,
Series 2012-CR5, Class XA (IO)
1.65% 12/10/45
4
69,343,992 1,214,241
Commercial Mortgage Trust,
Series 2013-CR13, Class XA (IO)
0.91% 11/10/46
4
61,296,994 1,019,786
Commercial Mortgage Trust,
Series 2014-CR16, Class XA (IO)
1.13% 04/10/47
4
104,750,826 2,553,029

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
17 / June 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Commercial Mortgage Trust,
Series 2020-CBM, Class XCP (IO)
0.72% 02/10/37
1,4
$ 68,872,262 $ 1,422,030
Commercial Mortgage Trust,
Series 2021-LBA, Class F
(LIBOR USD 1-Month plus 2.35%)
2.42% 03/15/38
1,2
7,211,000 7,229,664
DBJPM Mortgage Trust,
Series 2016-SFC, Class A
2.83% 08/10/36
1
8,000,000 8,233,989
DC Office Trust,
Series 2019-MTC, Class A
2.97% 09/15/45
1
6,555,000 7,017,359
Grace Trust,
Series 2020-GRCE, Class A
2.35% 12/10/40
1
8,000,000 8,174,629
GS Mortgage Securities Corp. Trust,
Series 2020-UPTN, Class XA (IO)
0.45% 02/10/37
1,4
40,999,000 507,211
GS Mortgage Securities Trust
Series 2012-ALOH, Class A
3.55% 04/10/34
1
6,825,000 6,902,517
GS Mortgage Securities Trust,
Series 2014-GC20, Class XA (IO)
1.16% 04/10/47
4
61,424,258 1,397,205
GSCG Trust,
Series 2019-600C, Class G
4.12% 09/06/34
1,4
9,212,000 8,725,099
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class A
3.23% 07/10/39
1
6,340,000 6,918,200
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class A
3.04% 12/10/41
1,4
6,555,000 7,073,462
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class F
3.04% 12/10/41
1,4
3,131,000 3,011,922
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-OSB, Class A
3.40% 06/05/39
1
8,000,000 8,854,028
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2021-1440, Class B
(LIBOR USD 1-Month plus 1.75%)
1.82% 03/15/36
1,2
15,000,000 15,042,179
Life Mortgage Trust,
Series 2021-BMR, Class G
(LIBOR USD 1-Month plus 2.95%)
3.02% 03/15/38
1,2
10,718,000 10,792,314
MF1 Ltd.,
Series 2020-FL3, Class AS
(LIBOR USD 1-Month plus 2.85%)
2.97% 07/15/35
1,2
8,800,000 8,948,458
MKT Mortgage Trust,
Series 2020-525M, Class A
2.69% 02/12/40
1
4,500,000 4,733,241
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
MKT Mortgage Trust,
Series 2020-525M, Class XA (IO)
0.29% 02/12/40
1,4
$ 147,585,000 $ 2,606,056
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class XA (IO)
1.17% 04/15/48
4
72,163,495 2,105,853
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class XA (IO)
0.86% 05/15/48
4
112,758,987 2,862,680
Morgan Stanley Capital I Trust,
Series 2018-MP, Class A
4.42% 07/11/40
1,4
7,915,000 8,960,850
Natixis Commercial Mortgage Securities Trust,
Series 2018-ALXA, Class E
4.46% 01/15/43
1,4
1,095,000 1,131,735
One Bryant Park Trust,
Series 2019-OBP, Class A
2.52% 09/15/54
1
6,895,000 7,168,118
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.14% 01/05/43
1,4
1,840,000 2,022,118
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class C
4.53% 01/05/43
1,4
10,000,000 9,179,139
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class D
4.53% 01/05/43
1,4
8,780,000 7,221,094
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class XA (IO)
1.25% 08/15/50
4
48,145,324 1,298,501
Wells Fargo Commercial Mortgage Trust,
Series 2016-C33, Class XA (IO)
1.78% 03/15/59
4
85,109,983 5,341,920
WF-RBS Commercial Mortgage Trust,
Series 2012-C10, Class XA (IO)
1.66% 12/15/45
1,4
63,977,228 1,162,390
WF-RBS Commercial Mortgage Trust,
Series 2012-C8, Class XA (IO)
1.94% 08/15/45
1,4
41,638,160 426,587
WF-RBS Commercial Mortgage Trust,
Series 2012-C9, Class XA (IO)
2.03% 11/15/45
1,4
35,281,715 604,902
WF-RBS Commercial Mortgage Trust,
Series 2013-C14, Class XA (IO)
0.81% 06/15/46
4
61,792,893 579,920
WF-RBS Commercial Mortgage Trust,
Series 2014-C23, Class XA (IO)
0.71% 10/15/57
4
80,716,160 1,258,284
285,145,338
Non-Agency Mortgage-Backed — 12 .86%
Adjustable Rate Mortgage Trust,
Series 2005-4, Class 5A1
2.52% 08/25/35
4
1,796,947 1,612,200

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 18
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Adjustable Rate Mortgage Trust,
Series 2007-1, Class 1A1
3.01% 03/25/37
4
$ 2,741,029 $ 2,438,027
Alternative Loan Trust,
Series 2005-74T1, Class A1
6.00% 01/25/36 6,346,807 5,026,194
Alternative Loan Trust,
Series 2005-76, Class 1A1
(Federal Reserve US 12-Month Cumulative Average plus
1.48%)
1.60% 01/25/36
2
3,515,765 3,505,882
Alternative Loan Trust,
Series 2006-HY12, Class A5
3.06% 08/25/36
4
3,113,494 3,122,046
American Home Mortgage Investment Trust,
Series 2006-1, Class 12A1
(LIBOR USD 1-Month plus 0.40%)
0.49% 03/25/46
2
3,587,333 3,483,614
Banc of America Alternative Loan Trust,
Series 2003-8, Class 1CB1
5.50% 10/25/33 656,102 676,444
Banc of America Funding Trust,
Series 2004-B, Class 5A1
2.89% 11/20/34
4
234,315 235,630
Banc of America Funding Trust,
Series 2006-D, Class 3A1
2.89% 05/20/36
4
792,928 771,524
Banc of America Funding Trust,
Series 2006-G, Class 2A1
(LIBOR USD 1-Month plus 0.44%)
0.53% 07/20/36
2
202,495 202,713
Banc of America Funding Trust,
Series 2006-G, Class 2A4
(LIBOR USD 1-Month plus 0.58%)
0.67% 07/20/36
2
808,712 809,989
Banc of America Funding Trust,
Series 2015-R3, Class 6A2
0.26% 05/27/36
1,4
16,801,638 15,827,923
Banc of America Funding Trust,
Series 2016-R1, Class A1
2.50% 03/25/40
1,4
821,618 829,167
Banc of America Funding Trust,
Series 2016-R1, Class B1
3.50% 03/25/40
1,4
16,181,000 15,724,964
Banc of America Mortgage Trust,
Series 2005-K, Class 2A1
2.64% 12/25/35
4
1,069,905 1,041,803
BCAP LLC Trust,
Series 2007-AA1, Class 2A1
(LIBOR USD 1-Month plus 0.18%)
0.27% 03/25/37
2
3,457,695 3,407,016
BCAP LLC Trust,
Series 2014-RR2, Class 6A1
(LIBOR USD 1-Month plus 0.24%)
0.57% 10/26/36
1,2
934,419 934,792
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
BCAP LLC Trust,
Series 2014-RR3, Class 4A1
0.39% 03/26/36
1,4
$ 2,985,687 $ 2,864,893
Bear Stearns ALT-A Trust,
Series 2005-1, Class M1
(LIBOR USD 1-Month plus 0.75%)
0.84% 01/25/35
2
8,253,559 8,290,750
Bear Stearns ALT-A Trust,
Series 2005-2, Class 2A4
2.89% 04/25/35
4
1,191,532 1,192,813
Bear Stearns ALT-A Trust,
Series 2005-8, Class 11A1
(LIBOR USD 1-Month plus 0.54%)
0.63% 10/25/35
2
6,883,662 6,598,423
Bear Stearns ARM Trust,
Series 2005-9, Class A1
(US Treasury Yield Curve Rate T Note Constant Maturity 1
Year plus 2.30%)
2.41% 10/25/35
2
1,484,289 1,515,137
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-AC6, Class 1A3
5.50% 09/25/35
4
386,260 391,245
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-AC2, Class 21A3
6.00% 03/25/36 37,071 38,867
Bear Stearns Mortgage Funding Trust,
Series 2007-AR4, Class 1A1
(LIBOR USD 1-Month plus 0.20%)
0.29% 09/25/47
2
6,378,407 6,114,535
Bear Stearns Mortgage Funding Trust,
Series 2007-AR4, Class 2A1
(LIBOR USD 1-Month plus 0.21%)
0.30% 06/25/37
2
4,995,934 4,719,235
Chase Mortgage Finance Trust,
Series 2007-A1, Class 8A1
2.70% 02/25/37
4
624,054 645,581
CIM Trust,
Series 2018-R5, Class A1
3.75% 07/25/58
1,4
7,202,847 7,304,972
CIM Trust,
Series 2019-R3, Class A
2.63% 06/25/58
1,4
10,467,065 10,398,609
CIM Trust,
Series 2020-NR1, Class A (STEP-reset date 08/25/21)
3.45% 06/26/62
1
15,751,626 15,900,386
CIM Trust,
Series 2020-R1, Class A1
2.85% 10/27/59
1,4
14,310,855 12,218,993
CIM Trust,
Series 2020-R3, Class A1A
4.00% 01/26/60
1,4
10,527,215 10,110,007
CIM Trust,
Series 2020-R6, Class A1A
2.25% 12/25/60
1,4
7,574,232 7,538,082

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
19 / June 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CIM Trust,
Series 2020-R7, Class A1A
2.25% 12/27/61
1,4
$ 13,159,220 $ 13,179,578
CIM Trust,
Series 2021-NR3, Class A1 (STEP-reset date 08/25/21)
2.57% 06/25/57
1
7,099,404 7,115,046
CIM Trust,
Series 2021-R3, Class A1B
1.95% 06/25/57
1,4
18,287,000 17,363,964
CIM Trust,
Series 2021-R4, Class A1A
2.00% 05/01/61
†,1,4
17,000,000 17,085,034
Citigroup Mortgage Loan Trust,
Series 2006-AR3, Class 1A2A
3.19% 06/25/36
4
141,388 137,580
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.26%)
0.35% 11/25/35
2
50,539 43,766
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-3, Class 1A2
(LIBOR USD 1-Month plus 0.58%)
0.67% 04/25/35
2
3,474,966 3,359,408
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.60%)
0.69% 05/25/35
2
79,720 67,753
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR26, Class 3A1
2.50% 11/25/33
4
461,226 464,451
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-11, Class 1A1
6.50% 12/25/35 613,993 441,616
Credit Suisse First Boston Mortgage-Backed Pass-Through
Certificates,
Series 2004-AR5, Class 9A1
1.90% 06/25/34
4
45,812 45,741
Credit Suisse Mortgage Capital Trust,
Series 2006-8, Class 3A1
6.00% 10/25/21 33,224 23,800
Credit Suisse Mortgage Capital Trust,
Series 2020-RPL2, Class A12
3.44% 02/25/60
1,4
12,967,469 13,320,942
CSMC Mortgage-Backed Trust,
Series 2006-1, Class 1A4
5.50% 02/25/36 4,294,097 4,375,461
DSLA Mortgage Loan Trust,
Series 2004-AR4, Class 2A1A
(LIBOR USD 1-Month plus 0.72%)
0.81% 01/19/45
2
682,962 602,043
DSLA Mortgage Loan Trust,
Series 2005-AR6, Class 2A1A
(LIBOR USD 1-Month plus 0.29%)
0.38% 10/19/45
2
4,097,377 3,995,314
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.20%)
0.29% 10/19/36
2
$ 6,253,681 $ 5,377,550
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.14%)
0.23% 03/19/37
2
1,591,724 1,435,777
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
2.33% 09/25/34
4
251,398 249,793
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A3
2.33% 09/25/34
4
386,572 384,104
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA10, Class 1A1
2.50% 12/25/35
4
1,057,288 1,008,233
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA12, Class 2A1
2.39% 02/25/36
4
1,592,429 1,314,229
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA2, Class 2A1
2.59% 04/25/35
4
1,991,299 2,119,633
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA3, Class 3A1
2.24% 05/25/35
4
1,680,132 1,615,068
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA7, Class 2A1
2.39% 09/25/35
4
2,058,705 2,012,904
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA8, Class 2A1
2.35% 10/25/35
4
2,280,545 1,801,015
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA9, Class 2A1
2.34% 11/25/35
4
1,523,179 1,392,559
First Horizon Alternative Mortgage Securities Trust,
Series 2006-AA1, Class 1A1
2.38% 03/25/36
4
1,782,999 1,477,759
First Horizon Alternative Mortgage Securities Trust,
Series 2006-AA7, Class A1
2.57% 01/25/37
4
2,754,808 2,433,587
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4, Class 1A1
2.77% 09/25/35
4
2,516,615 2,239,714
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4, Class 2A1
2.94% 10/25/35
4
74,200 74,721
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR5, Class 2A1
2.71% 11/25/35
4
724,329 617,748
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR2, Class 1A2
2.96% 08/25/37
4
61,272 31,672
GMACM Mortgage Corp. Loan Trust,
Series 2005-AR5, Class 2A1
3.13% 09/19/35
4
1,464,867 1,163,942

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 20
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GMACM Mortgage Corp. Loan Trust,
Series 2005-AR5, Class 3A1
3.56% 09/19/35
4
$ 1,443,302 $ 1,367,831
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1
3.05% 04/19/36
4
3,202,507 2,813,642
GreenPoint Mortgage Funding Trust,
Series 2007-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.20%)
0.29% 03/25/47
2
11,573,336 10,776,257
GSR Mortgage Loan Trust,
Series 2005-7F, Class 3A3 (IO)
(-1.00 X LIBOR USD 1-Month plus 5.50%, 5.50% Cap)
5.41% 09/25/35
2,5,6
15,010 711
GSR Mortgage Loan Trust,
Series 2005-AR4, Class 5A1
3.15% 07/25/35
4
524,668 492,346
GSR Mortgage Loan Trust,
Series 2006-AR2, Class 2A1
2.68% 04/25/36
4
191,360 157,283
GSR Mortgage Loan Trust,
Series 2007-AR2, Class 5A1A
3.04% 05/25/37
4
763,223 717,439
HarborView Mortgage Loan Trust,
Series 2005-10, Class 2A1A
(LIBOR USD 1-Month plus 0.62%)
0.71% 11/19/35
2
2,490,031 2,191,662
HarborView Mortgage Loan Trust,
Series 2006-7, Class 1A
(LIBOR USD 1-Month plus 0.42%)
0.51% 09/19/46
2
10,436,322 10,020,691
HarborView Mortgage Loan Trust,
Series 2007-6, Class 1A1A
(LIBOR USD 1-Month plus 0.20%)
0.29% 08/19/37
2
12,869,237 12,170,568
Impac CMB Trust,
Series 2005-2, Class 1A1
(LIBOR USD 1-Month plus 0.52%)
0.61% 04/25/35
2
2,928,834 2,929,136
IndyMac Index Mortgage Loan Trust,
Series 2005-AR14, Class 1A1A
(LIBOR USD 1-Month plus 0.56%)
0.65% 07/25/35
2
10,445,612 8,360,601
IndyMac Index Mortgage Loan Trust,
Series 2005-AR19, Class A1
2.79% 10/25/35
4
2,170,101 1,885,145
IndyMac Index Mortgage Loan Trust,
Series 2006-AR27, Class 1A3
(LIBOR USD 1-Month plus 0.27%)
0.36% 10/25/36
2
6,112,015 3,481,539
IndyMac Index Mortgage Loan Trust,
Series 2006-AR4, Class A2A
(LIBOR USD 1-Month plus 0.50%)
0.59% 05/25/46
2
10,091,956 10,112,166
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 3A1
2.72% 05/25/36
4
$ 282,647 $ 259,393
IndyMac Index Mortgage Loan Trust,
Series 2006-AR9, Class 3A3
2.97% 06/25/36
4
3,081,534 3,090,181
JPMorgan Mortgage Trust,
Series 2005-A6, Class 7A1
3.21% 08/25/35
4
25,060 23,648
JPMorgan Mortgage Trust,
Series 2006-A3, Class 2A1
3.00% 05/25/36
4
23,053 21,246
JPMorgan Mortgage Trust,
Series 2006-S2, Class 2A2
5.88% 06/25/21 19,355 24,474
JPMorgan Mortgage Trust,
Series 2007-S1, Class 1A2
5.50% 03/25/22 19,056 18,973
Legacy Mortgage Asset Trust,
Series 2020-GS2, Class A1 (STEP-reset date 07/26/21)
2.75% 03/25/60
1
15,454,063 15,593,184
Lehman XS Trust,
Series 2005-5N, Class 3A1A
(LIBOR USD 1-Month plus 0.30%)
0.39% 11/25/35
2
2,304,813 2,288,053
Lehman XS Trust,
Series 2006-GP2, Class 1A5A
(LIBOR USD 1-Month plus 0.42%)
0.51% 06/25/46
2
5,030,201 4,852,268
Lehman XS Trust,
Series 2007-18N, Class 1A1
(LIBOR USD 1-Month plus 0.85%)
0.94% 10/25/37
2
5,555,461 5,302,432
MASTR Adjustable Rate Mortgages Trust,
Series 2003-7, Class 3A1
2.00% 11/25/33
4
158,355 158,531
MASTR Adjustable Rate Mortgages Trust,
Series 2004-15, Class 8A1
3.73% 10/25/34
4
312,438 314,415
MASTR Adjustable Rate Mortgages Trust,
Series 2004-3, Class 3A3
2.63% 04/25/34
4
41,818 43,237
MASTR Adjustable Rate Mortgages Trust,
Series 2007-2, Class A1
(LIBOR USD 1-Month plus 0.15%)
0.24% 03/25/47
2
3,457,933 3,318,682
Merrill Lynch Alternative Note Asset Trust,
Series 2007-A3, Class A2D
(LIBOR USD 1-Month plus 0.33%)
0.42% 04/25/37
2,5,6
883,581 69,030
Merrill Lynch Alternative Note Asset Trust,
Series 2007-OAR2, Class A2
(LIBOR USD 1-Month plus 0.42%)
0.51% 04/25/37
2
9,703,212 9,165,495

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
21 / June 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch Mortgage Investors Trust,
Series 2003-A6, Class 2A
2.58% 10/25/33
4
$ 122,243 $ 123,424
Merrill Lynch Mortgage Investors Trust,
Series 2007-2, Class 1A1
(US Treasury Yield Curve Rate T Note Constant Maturity 1
Year plus 2.40%)
2.44% 08/25/36
2
1,082,230 1,029,787
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
2.13% 09/25/34
4
279,391 278,295
Morgan Stanley Mortgage Loan Trust,
Series 2006-2, Class 1A
5.25% 02/25/21 69,341 58,271
Morgan Stanley Resecuritization Trust,
Series 2014-R9, Class 3A
(Federal Reserve US 12-Month Cumulative Average plus
0.84%)
0.97% 11/26/46
1,2
567,824 566,183
MortgageIT Trust,
Series 2005-2, Class 2A
(LIBOR USD 1-Month plus 1.65%)
1.74% 05/25/35
2
1,156,436 1,159,569
New York Mortgage Trust,
Series 2005-3, Class A1
(LIBOR USD 1-Month plus 0.48%)
0.57% 02/25/36
2
412,688 414,029
Nomura Asset Acceptance Corp.,
Series 2005-AR4, Class 4A1
3.24% 08/25/35
4
2,471,073 2,355,150
Nomura Resecuritization Trust,
Series 2016-2R, Class 1A1
0.24% 09/26/36
1,4
2,493,197 2,462,618
NRPL,
Series 2019-3A, Class A1 (STEP-reset date 08/25/21)
3.00% 07/25/59
1
12,374,968 12,454,709
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-
Through Certificates,
Series 2005-3, Class M2
(LIBOR USD 1-Month plus 0.72%)
0.81% 07/25/35
2
10,529,139 10,614,198
RAAC Trust,
Series 2005-SP1, Class 4A1
7.00% 09/25/34 64,665 65,357
Residential Accredit Loans Trust,
Series 2005-QA13, Class 2A1
3.98% 12/25/35
4
1,687,921 1,576,323
Residential Accredit Loans Trust,
Series 2005-QA4, Class A41
3.24% 04/25/35
4
15,525 11,630
Residential Accredit Loans Trust,
Series 2005-QA7, Class A21
3.02% 07/25/35
4
702,567 698,969
Residential Accredit Loans Trust,
Series 2005-QA8, Class CB21
3.57% 07/25/35
4
692,868 504,538
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust,
Series 2006-QS13, Class 2A1
5.75% 09/25/21 $ 9,798 $ 8,449
Residential Accredit Loans Trust,
Series 2006-QS16, Class A6
6.00% 11/25/36 467,726 448,427
Residential Accredit Loans Trust,
Series 2007-QH6, Class A1
(LIBOR USD 1-Month plus 0.19%)
0.28% 07/25/37
2
10,520,657 10,241,391
Residential Accredit Loans Trust,
Series 2007-QS1, Class 2AV (IO)
0.17% 01/25/37
4,5,6
2,019,392 12,525
Residential Asset Securitization Trust,
Series 2006-A9CB, Class A9
6.00% 09/25/36 5,188,820 2,704,550
Residential Funding Mortgage Securities Trust,
Series 2007-SA2, Class 1A
3.50% 04/25/37
4
266,308 176,148
Stanwich Mortgage Loan Co.,
Series 2019-RPL1, Class A (STEP-reset date 07/16/21)
3.72% 02/15/49
1
10,518,689 10,538,899
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 2A
2.71% 09/25/34
4
609,969 616,880
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-2, Class 4A2
2.53% 03/25/34
4
1,078,209 1,072,203
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-12, Class 3A1
2.58% 06/25/35
4
879,826 848,946
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-21, Class 2A
2.50% 11/25/35
4
992,372 876,866
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class 1A3
2.99% 04/25/35
4
2,746,465 2,806,879
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-11, Class 1A1
(LIBOR USD 1-Month plus 0.32%)
0.41% 12/25/36
2
1,460,675 1,439,866
Structured Asset Mortgage Investments II Trust,
Series 2006-AR3, Class 22A1
2.58% 05/25/36
4
481,708 306,768
Structured Asset Mortgage Investments II Trust,
Series 2006-AR5, Class 1A1
(LIBOR USD 1-Month plus 0.42%)
0.51% 05/25/36
2
320,210 280,434
Structured Asset Mortgage Investments II Trust,
Series 2006-AR7, Class A1BG
(LIBOR USD 1-Month plus 0.12%)
0.21% 08/25/36
2
11,228,227 10,544,542

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 22
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Mortgage Investments II Trust,
Series 2007-AR6, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
1.50%)
1.62% 08/25/47
2
$ 11,498,649 $ 11,267,548
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 2003-34A, Class 3A3
2.74% 11/25/33
4
31,466 32,037
SunTrust Adjustable Rate Mortgage Loan Trust,
Series 2007-4, Class 3A1
2.91% 10/25/37
4
1,312,083 1,213,823
SunTrust Adjustable Rate Mortgage Loan Trust,
Series 2007-S1, Class 2A1
2.76% 01/25/37
4
494,577 511,777
SunTrust Adjustable Rate Mortgage Loan Trust,
Series 2007-S1, Class 5A1
3.06% 01/25/37
4
136,800 141,332
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR13, Class A1A
(LIBOR USD 1-Month plus 0.72%)
0.81% 11/25/34
2
150,661 148,301
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR14, Class A1
2.79% 01/25/35
4
465,615 472,433
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR6, Class A
(LIBOR USD 1-Month plus 0.84%)
0.93% 05/25/44
2
36,287 36,674
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 1A6
2.91% 10/25/35
4
1,066,434 1,069,050
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR14, Class 2A1
3.13% 12/25/35
4
24,364 24,905
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR16, Class 1A3
2.72% 12/25/35
4
1,217,324 1,240,534
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A21
(LIBOR USD 1-Month plus 0.66%)
0.75% 01/25/45
2
624,793 623,578
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR9, Class A1A
(LIBOR USD 1-Month plus 0.64%)
0.73% 07/25/45
2
579,118 580,240
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR3, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus
1.00%)
1.12% 02/25/46
2
4,422,915 4,326,877
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR4, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus
0.94%)
1.07% 05/25/46
2
1,825,046 1,806,344
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR7, Class 2A
(Federal Reserve US 12-Month Cumulative Average plus
0.98%)
1.10% 07/25/46
2
$ 4,434,582 $ 4,185,899
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY3, Class 1A1
2.83% 03/25/37
4
1,926,852 1,784,312
WaMu Mortgage Pass-Through Certificates,
Series 2007-OA5, Class 1A
(Federal Reserve US 12-Month Cumulative Average plus
0.75%)
0.87% 06/25/47
2
1,544,429 1,475,459
WaMu Mortgage Pass-Through Certificates,
Series 2007-OC1, Class A1
(LIBOR USD 1-Month plus 0.24%)
0.33% 01/25/47
2
5,636,311 5,611,988
Wells Fargo Alternative Loan Trust,
Series 2007-PA5, Class 1A1
6.25% 11/25/37 1,954,491 1,950,847
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR14, Class 2A1
2.78% 10/25/36
4
437,781 426,340
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR4, Class 1A1
2.74% 04/25/36
4
105,830 104,426
492,215,767
U.S. Agency Commercial Mortgage-Backed — 3 .99%
Fannie Mae-Aces,
Series 2011-M5, Class X (IO)
1.13% 07/25/21
4
5,753,157 139
Fannie Mae-Aces,
Series 2012-M4, Class X1 (IO)
0.58% 04/25/22
4
15,077,083 8,715
Fannie Mae-Aces,
Series 2016-M11, Class X2 (IO)
2.95% 07/25/39
4
22,562,682 858,638
Fannie Mae-Aces,
Series 2016-M2, Class X3 (IO)
2.10% 04/25/36
4
18,381,549 185,679
Fannie Mae-Aces,
Series 2016-M4, Class X2 (IO)
2.71% 01/25/39
4
43,621,429 2,146,763
Fannie Mae-Aces,
Series 2019-M29, Class X4 (IO)
0.70% 03/25/29
4
117,375,779 4,845,571
Freddie Mac Multifamily PC REMIC Trust,
Series 2019-P002, Class X (IO)
1.14% 07/25/33
4
14,520,699 1,587,559
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K015, Class X3 (IO)
2.88% 08/25/39
4
32,027,257 45,615

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
23 / June 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K021, Class X3 (IO)
2.03% 07/25/40
4
$ 26,660,903 $ 498,444
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K022, Class X3 (IO)
1.87% 08/25/40
4
37,280,187 724,421
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K031, Class X1 (IO)
0.31% 04/25/23
4
363,529,389 1,263,174
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K043, Class X3 (IO)
1.69% 02/25/43
4
58,000,000 3,062,296
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K051, Class X3 (IO)
1.67% 10/25/43
4
44,865,280 2,770,967
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K054, Class X1 (IO)
1.30% 01/25/26
4
53,758,087 2,538,503
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K055, Class X3 (IO)
1.70% 04/25/44
4
32,000,000 2,256,397
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K056, Class X1 (IO)
1.40% 05/25/26
4
59,974,290 3,120,774
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K057, Class X1 (IO)
1.31% 07/25/26
4
123,273,380 6,266,627
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K719, Class X1 (IO)
0.83% 06/25/22
4
26,664,129 66,863
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K726, Class X1 (IO)
1.02% 04/25/24
4
133,121,580 2,524,657
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC01, Class X1 (IO)
0.55% 12/25/22
4
34,454,610 182,055
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC05, Class X1 (IO)
1.34% 06/25/27
4
88,861,706 4,470,206
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC07, Class X1 (IO)
0.85% 09/25/26
4
84,953,545 2,292,386
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF31, Class A
(LIBOR USD 1-Month plus 0.37%)
0.46% 04/25/24
2
$ 2,379,742 $ 2,384,045
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF51, Class A
(LIBOR USD 1-Month plus 0.40%)
0.49% 08/25/25
2
5,073,699 5,101,683
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF75, Class AL
(LIBOR USD 1-Month plus 0.51%)
0.60% 12/25/29
2
6,967,446 6,986,458
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF80, Class AL
(LIBOR USD 1-Month plus 0.44%)
0.53% 06/25/30
2
4,876,274 4,909,850
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF84, Class AL
(LIBOR USD 1-Month plus 0.30%)
0.39% 07/25/30
2
15,246,879 15,284,475
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF85, Class AL
(LIBOR USD 1-Month plus 0.30%)
0.39% 08/25/30
2
11,472,704 11,501,622
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF86, Class AL
(LIBOR USD 1-Month plus 0.29%)
0.38% 08/25/27
2
12,211,979 12,245,290
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF87, Class AL
(LIBOR USD 1-Month plus 0.35%)
0.44% 08/25/30
2
14,000,000 14,059,657
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF88, Class AL
(LIBOR USD 1-Month plus 0.33%)
0.42% 09/25/30
2
21,984,127 22,078,377
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KIR1, Class X (IO)
1.20% 03/25/26
4
117,049,098 4,936,516
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KL05, Class X1HG (IO)
1.37% 12/25/27

49,531,000 3,022,696

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 24
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KS05, Class X (IO)
0.76% 01/25/23
4
$ 154,549,039 $ 1,971,095
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KS06, Class X (IO)
1.19% 08/25/26
4
67,243,329 2,617,299
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KS07, Class X (IO)
0.77% 09/25/25
4
103,223,066 2,738,547
Ginnie Mae,
Series 2011-152, Class IO (IO)
0.06% 08/16/51
4
8,945,183 9,090
Ginnie Mae,
Series 2012-112, Class IO (IO)
0.17% 02/16/53
4
38,466,533 264,046
Ginnie Mae,
Series 2012-78, Class IO (IO)
0.27% 06/16/52
4
61,128,806 333,021
Ginnie Mae,
Series 2014-103, Class IO (IO)
0.18% 05/16/55
4
19,018,485 254,934
Ginnie Mae,
Series 2014-125, Class IO (IO)
0.88% 11/16/54
4
12,519,262 466,345
152,881,495
U.S. Agency Mortgage-Backed — 11 .00%
Fannie Mae REMICS,
Series 2006-11, Class PS
(-3.67 X LIBOR USD 1-Month plus 24.57%, 24.57% Cap)
24.23% 03/25/36
2
15,457 25,183
Fannie Mae REMICS,
Series 2006-8, Class HJ (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
6.51% 03/25/36
2
737,176 146,623
Fannie Mae REMICS,
Series 2007-52, Class LS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.05%, 6.05% Cap)
5.96% 06/25/37
2
34,025 3,897
Fannie Mae REMICS,
Series 2007-77, Class SK (IO)
(-1.00 X LIBOR USD 1-Month plus 5.87%, 5.87% Cap)
5.78% 08/25/37
2
71,441 12,324
Fannie Mae REMICS,
Series 2007-88, Class JI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.45%, 6.45% Cap)
6.36% 04/25/37
2
807,889 157,155
Fannie Mae REMICS,
Series 2008-18, Class SM (IO)
(-1.00 X LIBOR USD 1-Month plus 7.00%, 7.00% Cap)
6.91% 03/25/38
2
43,270 6,744
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2008-62, Class SN (IO)
(-1.00 X LIBOR USD 1-Month plus 6.20%, 6.20% Cap)
6.11% 07/25/38
2
$ 88,884 $ 14,331
Fannie Mae REMICS,
Series 2010-116, Class SE (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
6.51% 10/25/40
2
42,248 8,239
Fannie Mae REMICS,
Series 2012-56, Class FK
(LIBOR USD 1-Month plus 0.45%)
0.54% 06/25/42
2
3,039,039 3,063,610
Fannie Mae REMICS,
Series 2013-5, Class GF
(LIBOR USD 1-Month plus 1.10%)
1.19% 10/25/42
2
191,834 193,665
Fannie Mae REMICS,
Series 2014-49, Class CF
(LIBOR USD 1-Month plus 1.00%)
1.09% 07/25/43
2
7,018,417 7,046,125
Fannie Mae REMICS,
Series 2019-33, Class FN
(LIBOR USD 1-Month plus 0.40%)
0.49% 07/25/49
2
5,598,269 5,648,405
Freddie Mac REMICS,
Series 2711, Class FA
(LIBOR USD 1-Month plus 1.00%)
1.07% 11/15/33
2
53,295 54,685
Freddie Mac REMICS,
Series 2733, Class FB
(LIBOR USD 1-Month plus 0.60%)
0.67% 10/15/33
2
194,884 197,737
Freddie Mac REMICS,
Series 3339, Class JS
(-6.50 X LIBOR USD 1-Month plus 42.84%, 42.84% Cap)
42.36% 07/15/37
2
11,529 24,612
Freddie Mac REMICS,
Series 3404, Class AS (IO)
(-1.00 X LIBOR USD 1-Month plus 5.90%, 5.89% Cap)
5.82% 01/15/38
2
50,254 11,058
Freddie Mac REMICS,
Series 3439, Class SC (IO)
(-1.00 X LIBOR USD 1-Month plus 5.90%, 5.90% Cap)
5.83% 04/15/38
2
36,458 5,675
Freddie Mac REMICS,
Series 3885, Class PO (PO)
0.00% 11/15/33
9
15,140 14,099
Freddie Mac REMICS,
Series 4030, Class HS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.61%, 6.61% Cap)
6.54% 04/15/42
2
100,049 20,811
Freddie Mac REMICS,
Series 4638, Class UF
(LIBOR USD 1-Month plus 1.00%)
1.09% 09/15/44
2
213,304 216,259

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
25 / June 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 4919, Class FP
(LIBOR USD 1-Month plus 0.45%)
0.54% 09/25/49
2
$ 5,584,227 $ 5,630,108
Freddie Mac REMICS,
Series 4993, Class OP (PO)
0.00% 10/25/58
9
4,425,374 4,187,034
Ginnie Mae,
Series 2011-146, Class EI (IO)
5.00% 11/16/41 85,407 15,408
Ginnie Mae,
Series 2011-70, Class IL (IO)
(-1.00 X LIBOR USD 1-Month plus 7.10%, 0.60% Cap)
0.60% 06/16/37
2
522,675 5,892
Ginnie Mae,
Series 2011-81, Class IC (IO)
(-1.00 X LIBOR USD 1-Month plus 6.72%, 0.62% Cap)
0.62% 07/20/35
2
644,357 9,607
Ginnie Mae,
Series 2013-135, Class CS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.20%, 6.20% Cap)
6.13% 09/16/43
2
1,943,039 378,806
Ginnie Mae,
Series 2017-136, Class IO (IO)
5.00% 09/20/47 471,640 72,096
Ginnie Mae,
Series 2019-86, Class FE
(LIBOR USD 1-Month plus 0.40%)
0.49% 07/20/49
2
6,125,935 6,200,392
Ginnie Mae,
Series 2020-133, Class FA
0.50% 02/20/49
4
4,071,262 4,017,389
UMBS (TBA)
2.00% 08/01/51 171,850,000 173,192,580
2.50% 08/01/51 204,100,000 210,717,306
421,297,855
Total Mortgage-Backed
(Cost $1,405,564,396) 1,351,540,455
MUNICIPAL BONDS — 0 .42% *
California — 0 .12%
Los Angeles Department of Water & Power Water System
Revenue Bonds, Water Utility Improvements, Series SY
6.01% 07/01/39 1,950,000 2,672,236
Regents of the University of California Medical Center
Pooled Revenue Bonds, Health, Hospital and Nursing Home
Improvements, Series N
3.26% 05/15/60 1,790,000 1,925,091
4,597,327
Florida — 0 .13%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series B
2.81% 10/01/34 1,000,000 1,044,414
2.86% 10/01/35 1,750,000 1,825,185
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
Florida (continued)
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.35% 10/01/29 $ 2,000,000 $ 2,182,252
5,051,851
New York — 0 .17%
Metropolitan Transportation Authority Revenue Bonds,
Transit Improvements, Series C2
5.18% 11/15/49 975,000 1,300,201
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
FI
3.95% 08/01/32 1,000,000 1,130,981
New York State Dormitory Authority Revenue Bonds,
University & College Improvements
5.29% 03/15/33 3,100,000 3,778,649
6,209,831
Total Municipal Bonds
(Cost $14,665,659) 15,859,009
U.S. TREASURY SECURITIES — 0 .90%
U.S. Treasury Notes — 0 .90%
U.S. Treasury Floating Rate Notes
(US Treasury Bill Yield 3-Month plus 0.06%)
0.11% 10/31/22
2
34,570,000 34,593,676
Total U.S. Treasury Securities
(Cost $34,572,328)
Total Bonds — 90 .87%
(Cost $3,496,003,416)
3,479,276,129
Issues Shares Value
COMMON STOCK — 0 .26%
Electric — 0 .00%
Homer City Holdings LLC
†,5,6,7
112,222 —
Real Estate Investment Trust (REIT) — 0 .26%
AGNC Investment Corp. 582,000 9,829,980
Total Common Stock
(Cost $13,797,770) 9,829,980
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 17 .28%
Money Market Funds — 3 .44%
Dreyfus Government Cash Management Fund
0.03%
10
39,771,000 39,771,000
Fidelity Investments Money Market Funds - Government
Portfolio
0.01%
10,11
52,181 52,181
JPMorgan U.S. Government Money Market Fund
0.01%

5,291,000 5,291,000

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 26
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
0.03%
10
86,664,000 $ 86,664,000
131,778,181
U.S. Agency Discount Notes — 1 .96%
Federal Home Loan Bank
0.02%
12
07/15/21 $ 75,000,000 74,999,416
U.S. Treasury Bills — 11 .88%
U.S. Treasury Bills
0.01%
12
07/15/21 25,000,000 24,999,611
0.05%
12
08/05/21 50,000,000 49,997,967
0.05%
12
08/12/21 200,000,000 199,988,330
0.04%
12
08/19/21 130,000,000 129,992,037
0.02%
12
07/22/21 50,000,000 49,998,756
454,976,701
Total Short-Term Investments
(Cost $661,755,087) 661,754,298
Total Investments - 108.41%
(Cost $4,171,556,273) 4,150,860,407
Liabilities in Excess of Other Assets - (8.41)% (322,056,643)
Net Assets - 100.00% $ 3,828,803,764
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at June 30, 2021.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $14,189,105, which is 0.37% of total net assets.
7
Non-income producing security.
8
Security is currently in default with regard to scheduled interest or principal payments.
9
Zero coupon bond. The rate shown is the effective yield as of June 30, 2021.
10
Represents the current yield as of June 30, 2021.
11
Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $6.
12
Represents annualized yield at date of purchase.
†
Fair valued security. The aggregate value of fair valued securities is $17,085,034, which is 0.45% of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of
Trustees. See Notes to Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(EMTN): Euro Medium-Term Note
(EUR): Euro
(EURIBOR): Euro InterBank Offer Rate
(GBP): British Pound
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(PO): Principal Only
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 1,347,985 EUR 1,130,000 Goldman Sachs International 07/16/21 $ 7,474
USD 1,260,049 EUR 1,054,000 Goldman Sachs International 10/22/21 7,048
USD 1,984,142 GBP 1,425,000 Goldman Sachs International 10/22/21 14,954
29,476
USD 1,954,057 GBP 1,425,000 Goldman Sachs International 07/16/21 (14,597)
EUR 1,130,000 USD 1,349,850 Goldman Sachs International 07/16/21 (9,340)
GBP 1,425,000 USD 1,983,857 Goldman Sachs International 07/16/21 (15,202)
(39,139)
NET UNREALIZED DEPRECIATION $ (9,663)

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
27 / June 2021
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value:
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation:
Fixed income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees
(the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The
Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury Note) or benchmark
(e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P
500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five Year Note 4,267 09/30/21 $ 526,674,479 $ (1,937,958) $ (1,937,958)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten Year Ultra Bond 1,858 09/21/21 (273,503,406) (4,228,932) (4,228,932)
U.S. Treasury Ultra Bond 790 09/21/21 (152,223,125) (5,393,921) (5,393,921)
(425,726,531) (9,622,853) (9,622,853)
TOTAL FUTURES CONTRACTS $ 100,947,948 $ (11,560,811) $ (11,560,811)
Reference Obligation/Index
Financing Rate
Paid by the
Fund
Payment
Frequency Counterparty
Expiration
Date
Notional
Amount
1
Value
Premiums
Paid
Unrealized
Appreciation
SWAPS: CREDIT DEFAULT (SALES) - SINGLE ISSUES OTC
Berry Global, Inc., 5.63%, due
07/15/27 5.00% 3 Months
Credit Suisse
First Boston
International 12/20/21 $ 10,370,000 $ 181,415 $ 146,448 $ 34,967
1
The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 28
2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy.
These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements:
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
29 / June 2021
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30, 2021 is as follows:
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2021 , a reconciliation of Level 3 investments is presented when the Fund had a significant amount of
Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level
3 investments for which significant unobservable inputs were used in determining fair value:
UNCONSTRAINED BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 131,778,181 $ — $ — $ 131,778,181
U.S. Agency Discount Notes — 74,999,416 — 74,999,416
U.S. Treasury Bills 454,976,701 — — 454,976,701
Long-Term Investments:
Asset-Backed Securities — 870,442,017 10,183,198 880,625,215
Bank Loans — 174,309,378 334,656 174,644,034
Common Stock 9,829,980 — — 9,829,980
Corporates — 907,762,809 3,588,985 911,351,794
Foreign Government Obligations — 110,661,946 — 110,661,946
Mortgage-Backed Securities — 1,351,458,189 82,266 1,351,540,455
Municipal Bonds — 15,859,009 — 15,859,009
U.S. Treasury Securities 34,593,676 — — 34,593,676
Other Financial Instruments
*
Assets:
Credit contracts — 181,415 — 181,415
Foreign currency exchange contracts — 29,476 — 29,476
Liabilities:
Foreign currency exchange contracts — (39,139) — (39,139)
Interest rate contracts (11,560,811) — — (11,560,811)
Total $ 619,617,727 $ 3,505,664,516 $ 14,189,105 $ 4,139,471,348
*Other financial instruments include foreign currency exchange contracts, futures and swaps. Credit contracts include swaps. Interest rate contracts include futures.
UNCONSTRAINED
BOND FUND
ASSET-BACKED
SECURITIES
BANK
LOANS
COMMON
STOCK CORPORATES
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2021 $ 10,098,102 $ 375,837 $ — $ 3,607,708 $ 97,063
Accrued discounts/premiums — 1,143 — (13,344) 9,205
Realized (loss) — (16,030) — (5,024) —
Change in unrealized appreciation
(depreciation)* 225,328 11,734 — 362,903 (24,002)
Purchases — 37,069 — — —
Sales (140,232) (75,097) — (363,258) —
Transfers into Level 3** — — — — —
Transfers out of Level 3** — — — — —
Balance as of
June 30, 2021
$ 10,183,198 $ 334,656 $ — $ 3,588,985 $ 82,266
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2021 was $575,963 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended June 30, 2021.

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 30
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2021, are as follows:
UNCONSTRAINED BOND FUND
FAIR VALUE AT
6/30/21
VALUATION
TECHNIQUE *
UNOBSERVABLE
INPUT RANGE
WEIGHTED
AVERAGE
Asset-Backed Securities $10,183,198 Broker Quote Offered Quote $100.69 $100.69
Bank Loans $334,656 Third-party Vendor Vendor Prices $72.50 $72.50
Common Stock $— Broker Quote Offered Quote $— $—
Corporate Securities $3,588,985 Third-party Vendor Vendor Prices $91.00 $91.00
Mortgage-Backed Securities-Non-Agency $82,266 Third-party Vendor Vendor Prices $0.62 - $7.81 $6.69
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.